                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:         811-02033

Exact name of registrant as specified
in charter:                                 The Reserve Fund

Address of principal executive offices:     1250 Broadway
                                            New York, NY 10001-3701

Name and address of agent for service:      Amy W. Bizar
                                            1250 Broadway
                                            New York, NY 10001-3701

Registrant's telephone number, including
area code:                                  212-401-5500

Date of fiscal year end:                    May 31

Date of reporting period:                   May 31, 2005

Item 1.    Semi-Annual Reports to Shareholders

[THE RESERVE FUNDS(R) LOGO]

FOUNDERS OF
"THE WORLD'S FIRST MONEY-MARKET FUND"(R)
EST. 1970

ANNUAL REPORT


THE RESERVE FUND

PRIMARY FUND

U.S. GOVERNMENT FUND

U.S. TREASURY FUND








MAY 31, 2005


ELIMINATE MAIL CLUTTER AND SAVE NATURAL RESOURCES!

Sign up for Reserve eDelivery at www.reservefunds.com/edelivery

[PHOTO OF BRUCE BENT]
Bruce Bent                              May 31, 2005
CHAIRMAN & CEO
The Reserve Funds

Dear Investor,

     The Federal Reserve put the pedal to the metal starting in June 2004, and since then the overnight interest rate has increased 2.25%. For the year ended May 31, 2005, the Primary Fund had a gross yield of 2.01% while the most recent seven-day gross yield was 3.30% (as of July 26, 2005). For the net return of your fund, please refer to the Financial Highlights portion of the Notes To Financial Statements section of this report.

     Reserve's taxable Funds have demonstrated a significant improvement in yield performance since coming off of a poor showing towards the end of 2004 and the early part of 2005. The Funds are now positioned towards the short-end of the money market yield curve and maintain an average life of approximately 20 days. This positioning enhances the Funds' ability to respond to expected rate increases. We will continue to employ this strategy while selectively extending only where we see trades of value versus our interest rate outlook.

     Thank you for choosing The Reserve Funds. We are always eager to receive your comments and suggestions. Input from our clients is the best way for us to maximize our service to you.

Bruce R. Bent
Chairman & CEO

                        THE RESERVE FUND -- PRIMARY FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2005

   PRINCIPAL                                                                                    VALUE
    AMOUNT                                                                                     (NOTE 1)
----------------                                                                          ------------------
                    NEGOTIABLE BANK CERTFICATES OF DEPOSIT -- 57.6%
                    DOMESTIC -- 10.9%
$    150,000,000    American Express Centurion Bank, 3.02%, 6/27/05                       $      150,000,000
     375,000,000    Bank of America NT & SA, 3.05%, 12/9/05                                      375,000,000
     150,000,000    First Tennessee Bank, NA, 3.03%, 6/27/05                                     150,000,000
     200,000,000    Republic N.B., New York, 3.06%, 5/16/06                                      200,000,000
     200,000,000    Washington Mutual Bank FA, 3.00%, 6/23/05                                    200,000,000
     200,000,000    Washington Mutual Bank FA, 3.0787%, 5/31/06                                  200,000,000
      50,000,000    Wilmington Trust Co., 3.00%, 6/20/05                                          50,000,000
                                                                                          ------------------
                                                                                               1,325,000,000
                                                                                          ------------------

                    YANKEES -- 46.7%
     100,000,000    Abbey National PLC, 3.02%, 6/13/05                                           100,000,000
     400,000,000    Abbey National PLC, 2.88%, 9/12/05                                           399,960,429
     400,000,000    BNP Paribas 3.055%, 6/27/05                                                  400,000,000
     100,000,000    Barclays Bank PLC, 3.03%, 6/3/05*                                            100,000,000
      50,000,000    Calyon, 2.92%, 9/12/05*                                                       49,994,313
     200,000,000    Canadian Imperial Bank of Commerce, 3.15%, 6/16/06*                          200,000,000
     400,000,000    Credit Suisse First Boston, 3.25%, 8/29/05                                   400,000,000
     100,000,000    Credit Suisse First Boston, 3.04%, 11/18/05                                  100,000,000
     300,000,000    Deutsche Bank AG, 3.04%, 6/27/05                                             300,000,000
     200,000,000    Deutsche Bank AG, 3.06%, 5/9/06                                              200,000,000
     250,000,000    Dexia Bank, 3.02%, 6/10/05                                                   250,000,000
     250,000,000    Dexia Bank, 3.005%, 6/24/05                                                  250,000,000
     400,000,000    Fortis Bank, 3.03%, 6/6/05                                                   400,000,000
     500,000,000    Natexis Banques Populaires, 3.00%, 6/23/05*                                  500,000,000
     300,000,000    Nordea Bank, 3.00%, 6/24/05*                                                 300,000,000
     250,000,000    Royal Bank of Canada PLC, 3.02%, 6/27/05                                     250,000,000
     300,000,000    Royal Bank of Scotland PLC, 3.00%, 6/23/05*                                  300,000,000
     200,000,000    Royal Bank of Scotland PLC, 3.2137%, 8/26/05*                                199,985,783
     200,000,000    Standard Chartered, 3.02%, 6/30/05*                                          200,001,479
     100,000,000    Standard Chartered, 3.05%, 5/9/06*                                            99,981,275
     100,000,000    Svenska Handelsbanken, 3.02%, 6/13/05                                        100,000,000
     400,000,000    Svenska Handelsbanken, 3.145%, 7/28/05*                                      400,000,000
     200,000,000    Toronto Dominion Bank, 3.00%, 6/24/05                                        200,000,000
                                                                                          ------------------
                                                                                               5,699,923,279
                                                                                          ------------------

                    Total Negotiable Bank Certificates of Deposit
                    (Cost $7,024,923,279)                                                      7,024,923,279
                                                                                          ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                    VALUE
    AMOUNT                                                                                     (NOTE 1)
----------------                                                                          ------------------
                    EURO TIME DEPOSITS -- 5.6%
$    300,000,000    National City Bank, 3.08%, 6/1/05                                     $      300,000,000
     383,000,000    Wachovia Bank NA Winston, 3.08%, 6/1/05                                      383,000,000
                                                                                          ------------------

                    Total Euro Time Deposits (Cost $683,000,000)                                 683,000,000
                                                                                          ------------------

                    GOVERNMENT AGENCY NOTES -- 5.5%
     200,000,000    Federal Home Loan Mortgage Corp., 2.30%, 9/26/05                             200,000,000
     100,000,000    Federal Home Loan Mortgage Corp., 3.0825%, 10/7/05                           100,009,473
     150,000,000    Federal National Mortgage Association, 2.97%, 9/8/05*                        149,979,572
     223,300,000    Federal National Mortgage Association, 2.99%, 10/3/05*                       223,259,479
                                                                                          ------------------

                    Total Government Agency Notes
                    (Cost $673,248,524)                                                          673,248,524
                                                                                          ------------------

                    REPURCHASE AGREEMENTS -- 30.9%
   2,572,000,000    Bear Stearns & Co., Inc., 3.08%, dated 5/31/05, due
                    6/1/05, repurchase proceeds at maturity
                    $2,572,220,049 (collateralized by FGRA 0%,
                    due 4/15/17 to 3/15/35 valued at $459,686,358,
                    FGRM 0% to 6.50% due 6/15/17 to 5/15/35 valued at
                    $491,652,051, FGSR 0% due 1/1/23 valued at $428,674,
                    FHLMC 0% to 6.50% due 7/25/43 to 3/25/44 valued at
                    $53,446,280, FHL2 3.375% due 2/15/08 valued at
                    $99,516,129, FNMA 0% to 7.50% due 8/15/08 to 1/25/48
                    valued at $173,695,010, FNRM 0% due 10/25/10 to 4/25/35
                    valued at $226,919,522, FNST 0% due 9/1/10 valued at
                    $410, FNRA 0% due 4/25/11 valued at $245,354,
                    FNRA 0% due 4/25/22 valued at $4,857, FNRA 0%
                    due 6/25/23 valued at $2,170,934, FNRA 0%
                    due 12/25/06 to 5/25/35 valued at $220,453,381,
                    FTRA 0% due 8/15/07 valued at $424,581, FTRM 0%
                    due 4/15/10 valued at $247,420, GNRM 3.29% to 7.50%
                    due 5/16/15 to 9/16/38 valued at $299,433,662,
                    GNRP 4.75% to 6.0% due 2/17/33 to 4/17/34 valued at
                    $66,636,481, GNRR 0% to 5.50% due 11/20/13 to 5/20/35
                    valued at $396,204,487, NOTE 6.50% due 8/15/05
                    valued at $27,604,608, NOTE 3.875% due 5/15/10
                    valued at $15,066,222, SFNI 0% due 1/1/18 to 12/1/18
                    valued at $10,905, TINT 0% due 2/15/15 to 5/15/20
                    valued at $115,806,294)                                                    2,572,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                    VALUE
    AMOUNT                                                                                     (NOTE 1)
----------------                                                                          ------------------
                    REPURCHASE AGREEMENTS -- (CONTINUED)
$  1,200,000,000    Deutsche Bank Securities Inc., 3.08%, dated 5/31/05, due
                    6/1/05, repurchase proceeds at maturity $1,200,102,667
                    (collateralized by FGRA 0% due 5/15/35 valued at
                    $25,737,262, FGRM 4.0% to 5.50% due 3/15/17 to 11/15/33
                    valued at $308,727,195, FGPC 5.50% due 5/1/35 valued at
                    $32,731,066, FGST 0% due 2/1/32 valued at $18,367,964,
                    FNAR 4.15% to 6.11% due 2/1/12 to 4/1/35 valued at
                    $117,913,189, FNMS 4.50% to 6.0% due 7/1/33 to 6/1/35
                    valued at $668,953,792, FNST 0% due 8/1/34 valued at
                    $63,569,532)                                                          $    1,200,000,000
                                                                                          ------------------

                    Total Repurchase Agreements (Cost $3,772,000,000)                          3,772,000,000
                                                                                          ------------------
                    TOTAL INVESTMENTS (COST+ $12,153,171,803)                     99.6%       12,153,171,803
                    COMPREHENSIVE MANAGEMENT FEES PAYABLE                         (0.0)^            (158,690)
                    DISTRIBUTION (12b-1) FEES PAYABLE                             (0.0)^             (33,288)
                    OTHER ASSETS, LESS LIABILITIES                                 0.4            51,212,637
                                                                                 -----    ------------------
                    NET ASSETS                                                   100.0%   $   12,204,192,462
                                                                                 =====    ==================

                    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                    OF EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
                    $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET
                    ASSETS OF EACH CLASS:

                    5,987,140,018 SHARES CLASS R                                          $             1.00
                                                                                          ==================
                    13,106,492 SHARES CLASS 95                                            $             1.00
                                                                                          ==================
                    55,717,272 SHARES CLASS 75                                            $             1.00
                                                                                          ==================
                    19,439,346 SHARES CLASS 70                                            $             1.00
                                                                                          ==================
                    609,662,172 SHARES CLASS TREASURER'S TRUST                            $             1.00
                                                                                          ==================
                    17,581,839 SHARES CLASS 45                                            $             1.00
                                                                                          ==================
                    3,670,614 SHARES CLASS 35                                             $             1.00
                                                                                          ==================
                    552,255,750 SHARES CLASS 25                                           $             1.00
                                                                                          ==================
                    266,509,527 SHARES CLASS 20                                           $             1.00
                                                                                          ==================
                    61,868,848 SHARES CLASS 15                                            $             1.00
                                                                                          ==================
                    190,099,770 SHARES CLASS 12                                           $             1.00
                                                                                          ==================
                    4,427,140,814 SHARES CLASS 8                                          $             1.00
                                                                                          ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    THE RESERVE FUND -- U.S. GOVERNMENT FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2005

   PRINCIPAL                                                                                    VALUE
    AMOUNT                                                                                     (NOTE 1)
----------------                                                                          ------------------
                    GOVERNMENT AGENCY NOTES -- 34.5%
$     50,000,000    Federal Home Loan Bank, 3.005%, 10/3/05                               $       49,991,475
      50,000,000    Federal Home Loan Mortgage Corp., 2.30%, 09/26/05                             50,000,000
      50,000,000    Federal Home Loan Mortgage Corp., 3.083%, 10/7/05                             50,006,091
      50,000,000    Federal National Mortgage Association, 2.958%, 6/22/05                        49,913,725
     300,000,000    Federal National Mortgage Association, 2.97%, 9/8/05                         299,959,418
      25,000,000    Federal National Mortgage Association, 2.987%, 12/29/05                       24,993,398
                                                                                          ------------------
                    Total Government Agency Notes
                    (Cost $524,864,107)                                                          524,864,107
                                                                                          ------------------

                    REPURCHASE AGREEMENTS -- 65.3%
     348,000,000    Bear Stearns & Co., Inc., 3.08%, dated 5/31/05, due
                    6/1/05, repurchase proceeds at maturity $348,029,773
                    (collateralized by GNRR 5.00% due 6/20/28 valued at
                    $15,154,316, FNMA 0.00% due 1/25/41 valued at $7,415,049,
                    FGRM 4.50-6.00% due 7/15/18 to 4/15/35 valued at
                    $188,016,054, SBA 0.01% to 10.525% due 5/1/07 to 3/25/22
                    valued at $83,167,006, and FNRM 0.00% due 11/25/32 to
                    4/25/35 valued at $63,873,743)                                               348,000,000
     350,000,000    Deutsche Bank Securities Inc., 2.96%, dated 5/31/05, due
                    6/1/05, repurchase proceeds at maturity $350,028,778
                    (collateralized by GNMAI 7.25% due 5/15/16 valued at
                    $357,000,606)                                                                350,000,000
     250,000,000    JP Morgan Chase & Co., 3.07%, dated 5/31/05, due 6/1/05,
                    repurchase proceeds at maturity $250,021,319
                    (collateralized by GNRR 3.39%-6.00% due 10/20/29 to
                    7/20/34 valued at $100,585,800, GNRM 2.95%-6.00% due
                    12/16/16 to 9/16/45 valued at $106,603,988, GNMA I
                    5.50%-8.00% due 11/15/09 to 5/15/35 valued at
                    $41,555,146, GNMA II 3.75%-6.50% due 10/20/24 to 3/20/35
                    valued at $8,297,184, and U.S. Treasury Bill 0.00% due
                    7/7/05 valued at $458,744. )                                                 250,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

   PRINCIPAL                                                                                    VALUE
    AMOUNT                                                                                     (NOTE 1)
----------------                                                                          ------------------
                    REPURCHASE AGREEMENTS -- (CONTINUED)
$     44,000,000    State Street Bank & Trust Co., 2.96%, dated 5/31/05, due
                    6/1/05, repurchase proceeds at maturity $44,003,618
                    (collateralized by FGSB 4.00% to 4.50% due 5/1/10 to
                    10/1/10 valued at $44,881,478)                                        $       44,000,000
                                                                                          ------------------
                    Total Repurchase Agreements (Cost $992,000,000)                              992,000,000
                                                                                          ------------------
                    TOTAL INVESTMENTS (COST+ $1,516,864,107)                      99.8%        1,516,864,107
                    COMPREHENSIVE MANAGEMENT FEES PAYABLE                         (0.0)^             (23,190)
                    DISTRIBUTION (12b-1) FEES PAYABLE                             (0.0)^              (5,150)
                    OTHER ASSETS LESS LIABILITIES                                  0.2             2,414,765
                                                                                 -----    ------------------
                    NET ASSETS                                                   100.0%   $    1,519,250,532
                                                                                 =====    ==================

                    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                    OF EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
                    $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET
                    ASSETS OF EACH CLASS:

                    939,968,780 SHARES CLASS R                                            $             1.00
                                                                                          ==================
                    81,150,931 SHARES CLASS TREASURER'S TRUST                             $             1.00
                                                                                          ==================
                    9,197,696 SHARES CLASS 45                                             $             1.00
                                                                                          ==================
                    4,576,966 SHARES CLASS 25                                             $             1.00
                                                                                          ==================
                    103,475 SHARES CLASS 15                                               $             1.00
                                                                                          ==================
                    45,182,434 SHARES CLASS 12                                            $             1.00
                                                                                          ==================
                    439,070,250 SHARES CLASS 8                                            $             1.00
                                                                                          ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND -- U.S. TREASURY FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2005

   PRINCIPAL                                                                                    VALUE
    AMOUNT                                                                                     (NOTE 1)
----------------                                                                          ------------------
                    U.S. TREASURY BILLS -- 99.8%
$     87,100,000    2.725%--2.74%, 6/23/05                                                $       86,954,313
      13,000,000    2.58%, 6/30/05                                                                12,972,981
     188,400,000    2.60%--2.70%, 7/7/05                                                         187,901,668
      54,600,000    2.61%--2.64%, 7/14/05                                                         54,427,912
       2,200,000    2.63%, 7/21/05                                                                 2,191,964
      10,000,000    2.66%, 7/28/05                                                                 9,957,883
     100,000,000    2.805%, 8/11/05                                                               99,446,792
                                                                                          ------------------
                    Total U.S. Treasury Bills (Cost $453,853,513)                                453,853,513
                                                                                          ------------------
                    TOTAL INVESTMENTS (COST+ $453,853,513)                        99.8%          453,853,513
                    COMPREHENSIVE MANAGEMENT FEES PAYABLE                         (0.0)^              (8,391)
                    DISTRIBUTION (12b-1) FEES PAYABLE                             (0.0)^              (1,728)
                    OTHER ASSETS, LESS LIABILITIES                                 0.2               857,900
                                                                                 -----    ------------------
                    NET ASSETS                                                   100.0%   $      454,701,294
                                                                                 =====    ==================

                    NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
                    OF EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST,
                    $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET
                    ASSETS OF EACH CLASS:

                    313,910,735 SHARES CLASS R                                            $             1.00
                                                                                          ==================
                    94,031,177 SHARES CLASS TREASURER'S TRUST                             $             1.00
                                                                                          ==================
                    1,447,175 SHARES CLASS 75                                             $             1.00
                                                                                          ==================
                    10,183 SHARES CLASS 45                                                $             1.00
                                                                                          ==================
                    10,217 SHARES CLASS 25                                                $             1.00
                                                                                          ==================
                    100 SHARES CLASS 12                                                   $             1.00
                                                                                          ==================
                    45,291,707 SHARES CLASS 8                                             $             1.00
                                                                                          ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    GLOSSARY

FGRA   -- FHLMC Adjustable Rate REMIC
FGPC   -- FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRM   -- FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
           Certificates
FGSB   -- FHLMC Gold STRIP
FGSR   -- FHLMC Gold STRIP Pro-Rata Principal Only
FGST   -- FHLMC Gold Strip - Interest or Principal
FNST   -- FNMA Interest or Principal Strip
FHL2   -- Federal Home Loan Bank
FHLMC  -- Federal Home Loan Mortgage Corp.
FMRA   -- FHLMC REMIC
FNAR   -- Fannie Mae Adjustable Rates
FNMA   -- Federal National Mortgage Association
FNMS   -- Federal Mortgage-Backed Pass-Through Securities
FNRA   -- FNMA REMIC
FNRM   -- FNMA REMIC Mortgage-Backed Pass-Through Securities
FNDN   -- FHLMC Discount Note
FNST   -- FNMA STRIPS
FTRA   -- REMIC Floating Rate
FTRM   -- REMIC Fixed Rate
FXRA   -- FNMA Series 2001-72
GNAR   -- GNMA Adjustable Rate Mortgage-Backed Pass-Through Securities
GNMA   -- Government National Mortgage Association
GNMAI  -- GNMA I MBS Fixed Rate
GNMAII -- GNMA II MBS Fixed Rate
GNRM   -- GNMA Pass-Through Floating Rate Securities
GNRP   -- Federal Eligible GNMA REMIC
GNRR   -- PPC Eligible GNMA REMIC
NOTE   -- U.S. Treasury Note
REMIC  -- Real Estate Mortgage Investment Conduit
SBA    -- Small Business Administration
SFNI   -- FNMA Stripped Mortgage-Backed Securities
TINT   -- U.S. Treasury Interest Strip

----------
*    Variable rate instrument.
^    Amount is less than 0.05%.
+ The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                            STATEMENTS OF OPERATIONS

                         FOR THE YEAR ENDED MAY 31, 2005

                                                             U.S.            U.S.
                                           PRIMARY        GOVERNMENT      TREASURY
                                             FUND            FUND           FUND
                                       ---------------  --------------  -------------
INTEREST INCOME (Note 1)               $   319,965,172  $   29,190,551  $   8,789,712
                                       ---------------  --------------  -------------
EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
   Class R                                  47,952,500       7,117,229      2,838,341
   Class 95                                    121,855              --             --
   Class 75                                    330,384              --         15,799
   Class 70                                    115,929              --             --
   Class Treasurer's Trust                   3,107,789         317,136        544,421
   Class 45                                     69,060           1,428             44
   Class 35                                     18,356              --             --
   Class 25                                  1,891,402         115,667             62
   Class 20                                    468,406              --             --
   Class 15                                    209,059             153             --
   Class 12                                    560,662          10,283             --^^
   Class 8                                   6,916,439         344,986         35,067
  DISTRIBUTION (12b-1) FEES:
   Class R                                  11,988,125       1,779,307        709,585
   Class 95                                     32,495              --             --
   Class 75                                    120,139              --          5,746
   Class 70                                     46,371              --             --
  INTEREST EXPENSE                             233,015          14,549          3,910
  TRUSTEE FEES                                 256,383          18,242          7,190
                                       ---------------  --------------  -------------

    Total expenses before waiver            74,438,369       9,718,980      4,160,165
    Less: expenses waived (Note 2)            (486,130)           (103)       (43,780)
                                       ---------------  --------------  -------------
    Net Expenses                            73,952,239       9,718,877      4,116,385
                                       ---------------  --------------  -------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                  $   246,012,933  $   19,471,674  $   4,673,327
                                       ===============  ==============  =============

----------
^^   Amount is less than $0.50.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                         PRIMARY FUND
                                           ----------------------------------------
                                               YEAR ENDED            YEAR ENDED
                                              MAY 31, 2005          MAY 31, 2004
                                           ------------------    ------------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                    $      246,012,933    $      108,812,713
                                           ------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
  Class R                                         (60,193,544)           (6,448,257)
  Class 95                                           (162,324)              (14,173)
  Class 75                                           (798,945)              (26,619)
  Class 70                                           (292,321)              (53,262)
  Class Treasurer's Trust                          (7,738,103)           (2,447,763)
  Class 45                                           (241,762)              (79,438)
  Class 35                                            (78,301)              (20,638)
  Class 25                                        (12,495,241)          (13,446,891)
  Class 20                                         (4,365,852)                   --^^
  Class 15                                         (2,191,068)           (1,362,603)
  Class 12                                         (8,474,690)           (1,932,007)
  Class 8                                        (148,980,782)          (82,981,062)
                                           ------------------    ------------------
Total dividends to shareholders                  (246,012,933)         (108,812,713)
                                           ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
  (at net asset value of $1.00 per
  share):
  Proceeds from sale of shares                250,951,076,104       164,426,231,342
  Dividends reinvested                            194,280,930           108,812,713
  Cost of shares redeemed                    (258,598,498,567)     (159,155,546,516)
                                           ------------------    ------------------
                                               (7,453,141,533)        5,379,497,539
                                           ------------------    ------------------
  Net increase (decrease) in net assets        (7,453,141,533)        5,379,497,539

NET ASSETS:
  Beginning of year                            19,657,333,995        14,277,836,456
                                           ------------------    ------------------
  End of year                              $   12,204,192,462    $   19,657,333,995
                                           ==================    ==================

----------
^^  Amount is less than $0.50.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                     U.S. GOVERNMENT FUND                         U.S. TREASURY FUND
                                           ----------------------------------------    ----------------------------------------
                                               YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
                                              MAY 31, 2005          MAY 31, 2004          MAY 31, 2005          MAY 31, 2004
                                           ------------------    ------------------    ------------------    ------------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                    $       19,471,674    $        3,332,736    $        4,673,327    $        1,449,240
                                           ------------------    ------------------    ------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
  Class R                                          (9,219,775)             (867,803)           (2,829,445)             (316,627)
  Class 95                                                 --                    --                    --                    --
  Class 75                                                 --                    --               (39,853)                   --
  Class 70                                                 --                    --                    --                    --
  Class Treasurer's Trust                            (864,601)              (46,329)           (1,064,044)             (995,194)
  Class 45                                             (7,493)               (7,530)                 (139)                  (44)
  Class 35                                                 --                    --                    --                    --
  Class 25                                           (667,016)             (375,764)                 (408)                  (58)
  Class 20                                                 --                    --                    --                    --
  Class 15                                             (1,915)                 (943)                   --                    --
  Class 12                                           (181,994)                 (340)                  (--)^^                (--)^^
  Class 8                                          (8,528,880)           (2,034,027)             (739,438)             (137,317)
                                           ------------------    ------------------    ------------------    ------------------
Total dividends to shareholders                   (19,471,674)           (3,332,736)           (4,673,327)           (1,449,240)
                                           ------------------    ------------------    ------------------    ------------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
  (at net asset value of $1.00 per
  share):
  Proceeds from sale of shares                 11,545,157,182         4,966,824,804         2,277,991,923         1,853,598,453
  Dividends reinvested                             14,990,216             3,332,736             4,673,327             1,449,240
  Cost of shares redeemed                     (11,264,233,943)       (4,705,228,881)       (2,502,852,176)       (1,828,679,984)
                                           ------------------    ------------------    ------------------    ------------------
                                                  295,913,455           264,928,659          (220,186,926)           26,367,709
                                           ------------------    ------------------    ------------------    ------------------
  Net increase (decrease) in net assets           295,913,455           264,928,659          (220,186,926)           26,367,709

NET ASSETS:
  Beginning of year                             1,223,337,077           958,408,418           674,888,220           648,520,511
                                           ------------------    ------------------    ------------------    ------------------
  End of year                              $    1,519,250,532    $    1,223,337,077    $      454,701,294    $      674,888,220
                                           ==================    ==================    ==================    ==================

----------
^^  Amount is less than $0.50.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:

The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series (each a "Fund"): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund (which has not commenced operations), U.S. Treasury II Fund (which has not commenced operations) and the Strategist Money-Market Fund. These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds (collectively, the "Funds"). The Funds each offer twelve classes of shares: Class 8, Class 12, Class 15, Class 20, Class 25, Class 35, Class 45, Class Treasurer's Trust, Class 70, Class 75, Class 95 and Class R.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest are deemed to be: for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or
     (2) the period remaining until the instrument's next rate adjustment.

     C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily based upon the relative proportion of net assets of each class.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Funds' investment adviser, follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities that are subject to repurchase agreements.

     F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

     G. During the fiscal year, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

Pursuant to a separate Investment Management Agreement (each an "Agreement") between RMCI and the Trust on behalf of each Fund, RMCI serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under each Agreement, RMCI is responsible for the supervision of the respective Fund's day-to-day operations, manages its investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of each Fund, shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Class R, Class 70, Class 75 and Class 95 Distribution Plans and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. Each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of each Fund according to the following schedule:

                                                                      TREASURER'S
 CLASS 8  CLASS 12  CLASS 15  CLASS 20  CLASS 25  CLASS 35  CLASS 45     TRUST     CLASS 70  CLASS 75  CLASS 95  CLASS R
 -------  --------  --------  --------  --------  --------  --------  -----------  --------  --------  --------  -------
  0.08%    0.12%     0.15%     0.20%     0.25%     0.35%     0.45%       0.60%       0.50%     0.55%     0.75%    0.80%

During the year ended May 31, 2005, RMCI voluntarily waived a portion of its comprehensive management fees for the Primary Fund Class 8 by $486,130, the U.S. Government Fund Class R by $103 and the U.S. Treasury Fund Class R by $43,780. Certain Trustees and Officers of the Funds are also Officers of RMCI.

Included in "Other assets, less liabilities" in the Statement of Net Assets of Primary Fund at May 31, 2005 are amounts due Primary Fund from RMCI in the amount of $16.7 million. Processing errors resulted in these amounts being held in bank accounts unrelated to the Fund but under the supervision of an RMCI affiliate. This amount was returned to Primary Fund on September 23, 2005 with interest in the amount of approximately $300,000 to be paid to Primary Fund as soon as practicable.

DISTRIBUTION ASSISTANCE:

The Funds have adopted Rule 12b-1 Distribution Plans (the "Distribution Plans") and have entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class R, Class 95, Class 75 and Class 70 Shares. The rate of distribution expenses is 0.20% per year of each such Class's average daily net assets. The Distribution Plans require RMCI to pay at least an equivalent amount from its own resources.

At May 31, 2005, the composition of each Fund's net assets was as follows:

                                           PRIMARY             U.S. GOVERNMENT        U.S. TREASURY
                                             FUND                   FUND                  FUND
                                      -----------------       ----------------       --------------
Par Value                             $      12,204,192       $      1,519,251       $      454,701
Additional Paid-in-Capital               12,191,988,270          1,517,731,281          454,246,593
                                      -----------------       ----------------       --------------
Net Assets                            $  12,204,192,462       $  1,519,250,532       $  454,701,294
                                      =================       ================       ==============

(3)  COMPOSITION OF NET ASSETS

The tax basis of each Fund's net assets is the same as the basis for financial reporting at May 31, 2005. There was no undistributed net investment income for any of the Funds at May 31, 2005.

The income dividends were classified as ordinary income for federal income tax purposes for the years shown below:

                                                                         2005              2004
                                                                    ---------------   ---------------
Primary Fund                                                        $   246,012,933   $   108,812,713
U.S. Government Fund                                                     19,471,674         3,332,736
U.S. Treasury Fund                                                        4,673,327         1,449,240

(4)  CAPITAL SHARE TRANSACTIONS

For the years ended May 31, 2005 and May 31, 2004, the capital share transactions of each Class of each Fund were as follows (at $1 per share):

                                                                         FOR YEAR ENDED MAY 31, 2005
                                                   ---------------------------------------------------------------------
                                                       CLASS R           CLASS 95          CLASS 75          CLASS 70
                                                   ---------------   ---------------   ---------------   ---------------
PRIMARY FUND
Sold                                                20,317,040,980        19,478,849       250,458,815        24,810,896
Reinvested                                              60,193,544           162,324           798,945           292,321
Redeemed                                           (20,457,289,010)      (22,497,206)     (202,377,304)      (32,242,742)
                                                   ---------------   ---------------   ---------------   ---------------
Net Increase (Decrease)                                (80,054,486)       (2,856,033)       48,880,456        (7,139,525)
                                                   ===============   ===============   ===============   ===============

                                                      TREASURER'S
                                                         TRUST           CLASS 45          CLASS 35          CLASS 25
                                                   ---------------   ---------------   ---------------   ---------------
PRIMARY FUND (CONTINUED)
Sold                                                 2,779,477,935        88,088,407        14,780,502       350,322,888
Reinvested                                               7,738,103           241,762            78,301        12,495,241
Redeemed                                            (2,621,233,736)      (86,780,202)      (16,239,341)   (1,158,996,938)
                                                   ---------------   ---------------   ---------------   ---------------
Net Increase (Decrease)                                165,982,302         1,549,967        (1,380,538)     (796,178,809)
                                                   ===============   ===============   ===============   ===============

                                                       CLASS 20          CLASS 15          CLASS 12          CLASS 8
                                                   ---------------   ---------------   ---------------  ----------------
PRIMARY FUND (CONTINUED)
Sold                                                 1,118,651,531       992,287,061     4,501,615,920   220,494,062,320
Reinvested                                               4,365,852         2,191,068         5,768,194        99,955,275
Redeemed                                              (856,507,971)   (1,069,271,200)   (4,645,431,393) (227,429,631,524)
                                                   ---------------   ---------------   ---------------  ----------------
Net Increase (Decrease)                                266,509,412       (74,793,071)     (138,047,279)   (6,835,613,929)
                                                   ===============   ===============   ===============  ================

                                                                       TREASURER'S
                                                        CLASS R           TRUST            CLASS 45          CLASS 25
                                                   ---------------   ---------------   ---------------   ---------------
U.S. GOVERNMENT FUND
Sold                                                 3,093,006,825       249,939,182         9,850,904       143,765,170
Reinvested                                               9,219,775           864,601             7,493           667,016
Redeemed                                            (3,015,709,524)     (188,939,449)         (668,578)     (205,855,980)
                                                   ---------------   ---------------   ---------------   ---------------
Net Increase (Decrease)                                 86,517,076        61,864,334         9,189,819       (61,423,794)
                                                   ===============   ===============   ===============   ===============

                                                                          CLASS 15         CLASS 12           CLASS 8
                                                                     ---------------   ---------------   ---------------
U.S. GOVERNMENT FUND (CONTINUED)
Sold                                                                              --        44,000,000     8,004,595,101
Reinvested                                                                     1,915           181,994         4,047,422
Redeemed                                                                          --                --    (7,853,060,412)
                                                                     ---------------   ---------------   ---------------
Net Increase (Decrease)                                                        1,915        44,181,994       155,582,111
                                                                     ===============   ===============   ===============

                                                                                         AUGUST 16,
                                                                                            2004*
                                                                                         TO MAY 31,
                                                                       TREASURER'S          2005
                                                       CLASS R            TRUST           CLASS 75          CLASS 45
                                                   ---------------   ---------------   ---------------   ---------------
U.S. TREASURY FUND
Sold                                                 1,627,208,683       299,762,174        81,755,700                --
Reinvested                                               2,829,445         1,064,044            39,853               139
Redeemed                                            (1,693,659,193)     (458,193,272)      (80,348,378)               --
                                                   ---------------   ---------------   ---------------   ---------------
Net Increase (Decrease)                                (63,621,065)     (157,367,054)        1,447,175               139
                                                   ===============   ===============   ===============   ===============

                                                                         CLASS 25          CLASS 12          CLASS 8
                                                                     ---------------   ---------------   ---------------
U.S. TREASURY FUND (CONTINUED)
Sold                                                                      13,502,367                --       255,762,999
Reinvested                                                                       408                --^^         739,438
Redeemed                                                                 (13,502,616)               --      (257,148,717)
                                                                     ---------------   ---------------   ---------------
Net Increase (Decrease)                                                          159                --^^        (646,280)
                                                                     ===============   ===============   ===============

                                                                          FOR YEAR ENDED MAY 31, 2004
                                                   ---------------------------------------------------------------------
                                                                       AUGUST 12,                          AUGUST 12,
                                                                          2003*                               2003*
                                                                       TO MAY 31,                          TO MAY 31,
                                                                          2004                                2004
                                                       CLASS R          CLASS 95          CLASS 75          CLASS 70
                                                   ---------------   ---------------   ---------------   ---------------
PRIMARY FUND
Sold                                                20,492,086,031        28,770,877        52,035,749        42,530,293
Reinvested                                               6,448,257            14,173            26,619            53,262
Redeemed                                           (20,663,162,432)      (12,822,525)      (59,370,059)      (16,004,684)
                                                   ---------------   ---------------   ---------------   ---------------
Net Increase (Decrease)                               (164,628,144)       15,962,525        (7,307,691)       26,578,871
                                                   ===============   ===============   ===============   ===============

                                                     TREASURER'S
                                                        TRUST            CLASS 45          CLASS 35         CLASS 25
                                                   ---------------   ---------------   ---------------   ---------------
PRIMARY FUND (CONTINUED)
Sold                                                 2,149,546,722        56,366,608        12,513,626     3,201,569,491
Reinvested                                               2,447,763            79,438            20,638        13,446,891
Redeemed                                            (2,205,708,621)      (53,889,009)       (7,483,112)   (3,391,279,598)
                                                   ---------------   ---------------   ---------------   ---------------
Net Increase (Decrease)                                (53,714,136)        2,557,037         5,051,152      (176,263,216)
                                                   ===============   ===============   ===============   ===============

                                                     FEBRUARY 24,                          JUNE 25,
                                                         2004*                               2003*
                                                      TO MAY 31,                          TO MAY 31,
                                                         2004                                2004
                                                       CLASS 20          CLASS 15          CLASS 12          CLASS 8
                                                   ---------------   ---------------   ---------------  ----------------
PRIMARY FUND (CONTINUED)
Sold                                                           115     1,456,812,277     2,451,762,075   134,482,237,478
Reinvested                                                      --^^       1,362,603         1,932,007        82,981,062
Redeemed                                                        --    (2,013,520,375)   (2,125,547,033) (128,606,759,068)
                                                   ---------------   ---------------   ---------------  ----------------
Net Increase (Decrease)                                        115      (555,345,495)      328,147,049     5,958,459,472
                                                   ===============   ===============   ===============  ================

                                                                       TREASURER'S
                                                       CLASS R            TRUST           CLASS 45          CLASS 25
                                                   ---------------   ---------------   ---------------   ---------------
U.S. GOVERNMENT FUND
Sold                                                 3,021,703,909        61,748,962         1,683,161        62,663,950
Reinvested                                                 867,803            46,329             7,530           375,764
Redeemed                                            (3,015,856,505)      (49,021,737)       (7,502,931)      (47,146,097)
                                                   ---------------   ---------------   ---------------   ---------------
Net Increase (Decrease)                                  6,715,207        12,773,554        (5,812,240)       15,893,617
                                                   ===============   ===============   ===============   ===============

                                                                                         FEBRUARY 24,
                                                                                             2004*
                                                                                          TO MAY 31,
                                                                                             2004
                                                                         CLASS 15          CLASS 12           CLASS 8
                                                                     ---------------   ---------------   ---------------
U.S. GOVERNMENT FUND (CONTINUED)
Sold                                                                          31,402         1,000,100     1,817,993,320
Reinvested                                                                       943               340         2,034,027
Redeemed                                                                     (31,401)               --    (1,585,670,210)
                                                                     ---------------   ---------------   ---------------
Net Increase (Decrease)                                                          944         1,000,440       234,357,137
                                                                     ===============   ===============   ===============

                                                                                                            AUGUST 7,
                                                                                                              2003*
                                                                                                            TO MAY 31,
                                                                                         TREASURER'S          2004,
                                                                         CLASS R            TRUST           CLASS 45
                                                                     ---------------   ---------------   ---------------
U.S. TREASURY FUND
Sold                                                                   1,597,058,010       183,946,111            10,643
Reinvested                                                                   316,627           995,194                44
Redeemed                                                              (1,576,074,000)     (215,410,017)             (643)
                                                                     ---------------   ---------------   ---------------
Net Increase (Decrease)                                                   21,300,637       (30,468,712)           10,044
                                                                     ===============   ===============   ===============

                                                                         AUGUST 7,      FEBRUARY 24,
                                                                           2003*            2004*
                                                                        TO MAY 31,       TO MAY 31,
                                                                           2004             2004
                                                                         CLASS 25         CLASS 12           CLASS 8
                                                                     ---------------   ---------------   ---------------
U.S. TREASURY FUND (CONTINUED)
Sold                                                                          10,000               100        72,573,589
Reinvested                                                                        58                --^^         137,317
Redeemed                                                                          --                --       (37,195,324)
                                                                     ---------------   ---------------   ---------------
Net Increase (Decrease)                                                       10,058               100        35,515,582
                                                                     ===============   ===============   ===============

----------
 * Commencement of Class.
^^ Amount is less than $0.50.

(5)  COMMITMENTS AND CONTINGENCIES:

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(6)  FINANCIAL HIGHLIGHTS:

Contained below is per share operating performance data for a share of beneficial interest outstanding of each Class of each Fund for each of the periods as indicated:

                                                                                     CLASS R
                                                                               YEARS ENDED MAY 31,
                                                     ----------------------------------------------------------------------
                                                        2005           2004           2003           2002           2001
                                                     ----------     ----------     ----------     ----------     ----------
PRIMARY FUND
Net asset value at beginning of year                 $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                     ----------     ----------     ----------     ----------     ----------
Net investment income                                    0.0100         0.0011         0.0065         0.0187         0.0511
Dividends from net investment income                    (0.0100)       (0.0011)       (0.0065)       (0.0187)       (0.0511)
                                                     ----------     ----------     ----------     ----------     ----------
Net asset value at end of year                       $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                     ==========     ==========     ==========     ==========     ==========
Total Return                                               1.01%          0.11%          0.65%          1.90%          5.29%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)                    $  5,987.1     $  6,067.2     $  6,231.8     $  6,462.0     $  6,241.8
Ratio of expenses to average net assets                    1.00%          1.00%          1.00%          1.01%          1.00%
Ratios of expenses to average net assets,
  net of fee waivers                                       1.00%          0.99%              (b)            (b)            (b)
Ratio of net investment income to average
  net assets                                               1.00%          0.10%          0.64%          1.86%          5.11%

                                                                                                          CLASS 95
                                                                                                  -------------------------
                                                                                                                 AUGUST 12,
                                                                                                  YEAR ENDED      2003* TO
                                                                                                    MAY 31,        MAY 31,
                                                                                                     2005           2004
                                                                                                  ----------     ----------
PRIMARY FUND
Net asset value at beginning of period                                                            $   1.0000     $   1.0000
                                                                                                  ----------     ----------
Net investment income                                                                                 0.0105         0.0009
Dividends from net investment income                                                                 (0.0105)       (0.0009)
                                                                                                  ----------     ----------
Net asset value at end of period                                                                  $   1.0000     $   1.0000
                                                                                                  ==========     ==========
Total Return                                                                                            1.06%          0.09%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                                                               $     13.1     $     16.0
Ratio of expenses to average net assets                                                                 0.95%          0.95%(a)
Ratio of net investment income to average net assets                                                    1.00%          0.14%(a)

                                                                                 CLASS 75
                                                     ----------------------------------------------------------------------
                                                                                                                   MAY 29,
                                                                        YEARS ENDED MAY 31,                         2001*
                                                     -------------------------------------------------------     TO MAY 31,
                                                        2005           2004           2003           2002           2001
                                                     ----------     ----------     ----------     ----------     ----------
PRIMARY FUND
Net asset value at beginning of period               $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                     ----------     ----------     ----------     ----------     ----------
Net investment income                                    0.0125         0.0035         0.0090         0.0213         0.0003
Dividends from net investment income                    (0.0125)       (0.0035)       (0.0090)       (0.0213)       (0.0003)
                                                     ----------     ----------     ----------     ----------     ----------
Net asset value at end of period                     $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                     ==========     ==========     ==========     ==========     ==========
Total Return                                               1.27%          0.35%          0.90%          2.16%          0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                  $     55.7     $      6.8     $     14.1     $     23.5     $     34.7
Ratio of expenses to average net assets                    0.75%          0.75%          0.75%          0.76%          0.75%(a)
Ratio of net investment income
  to average net assets                                    1.33%          0.37%          0.95%          2.33%          3.97%(a)

                                                                                                           CLASS 70
                                                                                                  -------------------------
                                                                                                                 AUGUST 12,
                                                                                                  YEAR ENDED      2003* TO
                                                                                                    MAY 31,        MAY 31,
                                                                                                     2005           2004
                                                                                                  ----------     ----------
PRIMARY FUND
Net asset value at beginning of period                                                            $   1.0000     $   1.0000
                                                                                                  ----------     ----------
Net investment income                                                                                 0.0130         0.0029
Dividends from net investment income                                                                 (0.0130)       (0.0029)
                                                                                                  ----------     ----------
Net asset value at end of period                                                                  $   1.0000     $   1.0000
                                                                                                  ==========     ==========
Total Return                                                                                            1.32%          0.29%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                                                               $     19.4     $     26.6
Ratio of expenses to average net assets                                                                 0.70%          0.70%(a)
Ratio of net investment income to average net assets                                                    1.26%          0.39%(a)

                                                                                 TREASURER'S TRUST
                                                     ----------------------------------------------------------------------
                                                                                                                   MAY 29,
                                                                        YEARS ENDED MAY 31,                         2001*
                                                     -------------------------------------------------------     TO MAY 31,
                                                        2005           2004           2003           2002           2001
                                                     ----------     ----------     ----------     ----------     ----------
PRIMARY FUND
Net asset value at beginning of period               $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                     ----------     ----------     ----------     ----------     ----------
Net investment income                                    0.0140         0.0050         0.0105         0.0228         0.0003
Dividends from net investment
  income                                                (0.0140)       (0.0050)       (0.0105)       (0.0228)       (0.0003)
                                                     ----------     ----------     ----------     ----------     ----------
Net asset value at end of period                     $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                     ==========     ==========     ==========     ==========     ==========
Total Return                                               1.42%          0.50%          1.06%          2.32%          0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                  $    609.7     $    443.7     $    497.4     $    510.0     $    224.5
Ratio of expenses to average net assets                    0.60%          0.60%          0.60%          0.60%          0.60%(a)
Ratio of net investment income
  to average net assets                                    1.49%          0.50%          1.04%          2.05%          4.12%(a)

                                                                                  CLASS 45
                                                     ----------------------------------------------------------------------
                                                                                                                   MAY 29,
                                                                        YEARS ENDED MAY 31,                         2001*
                                                     -------------------------------------------------------     TO MAY 31,
                                                        2005           2004           2003           2002           2001
                                                     ----------     ----------     ----------     ----------     ----------
PRIMARY FUND
Net asset value at beginning of period               $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                     ----------     ----------     ----------     ----------     ----------
Net investment income                                    0.0155         0.0065         0.0120         0.0243         0.0004
Dividends from net investment income                    (0.0155)       (0.0065)       (0.0120)       (0.0243)       (0.0004)
                                                     ----------     ----------     ----------     ----------     ----------
Net asset value at end of period                     $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                     ==========     ==========     ==========     ==========     ==========
Total Return                                               1.57%          0.65%          1.21%          2.48%          0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                  $     17.6     $     16.0     $     13.5     $     23.1     $      7.4
Ratio of expenses to average net assets                    0.45%          0.45%          0.45%          0.45%          0.45%(a)
Ratio of net investment income
  to average net assets                                    1.58%          0.65%          1.23%          2.13%          4.27%(a)

                                                                                                  CLASS 35
                                                                                   ----------------------------------------
                                                                                                                   JULY 1,
                                                                                      YEARS ENDED MAY 31,           2002*
                                                                                   -------------------------     TO MAY 31,
                                                                                      2005           2004           2003
                                                                                   ----------     ----------     ----------
PRIMARY FUND
Net asset value at beginning of period                                             $   1.0000     $   1.0000     $   1.0000
                                                                                   ----------     ----------     ----------
Net investment income                                                                  0.0165         0.0050         0.0075
Dividends from net investment income                                                  (0.0165)       (0.0050)       (0.0075)
                                                                                   ----------     ----------     ----------
Net asset value at end of period                                                   $   1.0000     $   1.0000     $   1.0000
                                                                                   ==========     ==========     ==========
Total Return                                                                             1.68%          0.51%          0.76%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                                                $      3.7     $      5.1     $      0.0^
Ratio of expenses to average net assets                                                  0.35%          0.35%(a)+      0.35%(a)+
Ratio of net investment income to average net assets                                     1.49%          0.74%(a)+      1.45%(a)+

                                                                                  CLASS 25
                                                     ----------------------------------------------------------------------
                                                                                                                   MAY 29,
                                                                        YEARS ENDED MAY 31,                         2001*
                                                     -------------------------------------------------------     TO MAY 31,
                                                        2005           2004           2003           2002           2001
                                                     ----------     ----------     ----------     ----------     ----------
PRIMARY FUND
Net asset value at beginning of period               $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                     ----------     ----------     ----------     ----------     ----------
Net investment income                                    0.0175         0.0085         0.0140         0.0263         0.0004
Dividends from net investment income                    (0.0175)       (0.0085)       (0.0140)       (0.0263)       (0.0004)
                                                     ----------     ----------     ----------     ----------     ----------
Net asset value at end of period                     $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                     ==========     ==========     ==========     ==========     ==========
Total Return                                               1.78%          0.86%          1.42%          2.69%          0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                  $    552.3     $  1,348.4     $  1,524.7     $  2,113.4     $    442.0
Ratio of expenses to average net assets                    0.25%          0.25%          0.25%          0.25%          0.25%(a)
Ratio of net investment income
  to average net assets                                    1.65%          0.84%          1.41%          2.31%          4.47%(a)

                                                                CLASS 20
                                                     -----------------------------
                                                                      FEBRUARY 17,
                                                      YEAR ENDED       2004* TO
                                                        MAY 31,         MAY 31,
                                                         2005            2004
                                                     ------------     ------------
PRIMARY FUND
Net asset value at beginning of period               $     1.0000     $     1.0000
                                                     ------------     ------------
Net investment income                                      0.0180           0.0025
Dividends from net investment income                      (0.0180)         (0.0025)
                                                     ------------     ------------
Net asset value at end of period                     $     1.0000     $     1.0000
                                                     ============     ============
Total Return                                                 1.83%            0.26%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                  $      266.5     $        0.0^
Ratio of expenses to average net assets                      0.20%            0.20%(a)
Ratio of net investment income to average net
  assets                                                     1.86%            0.89%(a)

                                                            CLASS 15
                                 ---------------------------------------------------------------
                                                                                       JULY 30,
                                                YEARS ENDED MAY 31,                     2001*
                                 ----------------------------------------------          TO
                                     2005             2004             2003             2002
                                 ------------     ------------     ------------     ------------
PRIMARY FUND
Net asset value at
  beginning of period            $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                 ------------     ------------     ------------     ------------
Net investment income                  0.0185           0.0095           0.0150           0.0205
Dividends from net
  investment income                   (0.0185)         (0.0095)         (0.0150)         (0.0205)
                                 ------------     ------------     ------------     ------------
Net asset value at end of
  period                         $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                 ============     ============     ============     ============
Total Return                             1.88%            0.96%            1.52%            2.08%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                     $       61.9     $      136.7     $      692.0     $       34.1
Ratio of expenses to
  average net assets                     0.15%            0.15%            0.15%            0.15%(a)
Ratio of net investment
  income to average net assets           1.57%            0.95%            1.30%            2.07%(a)

                                                               CLASS 12
                                                     -----------------------------
                                                                        JUNE 25,
                                                      YEAR ENDED        2003* TO
                                                        MAY 31,          MAY 31,
                                                         2005             2004
                                                     ------------     ------------
PRIMARY FUND
Net asset value at beginning of period               $     1.0000     $     1.0000
                                                     ------------     ------------
Net investment income                                      0.0188           0.0090
Dividends from net investment income                      (0.0188)         (0.0090)
                                                     ------------     ------------
Net asset value at end of period                     $     1.0000     $     1.0000
                                                     ============     ============
Total Return                                                 1.92%            0.91%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                  $      190.1     $      328.1
Ratio of expenses to average net assets                      0.12%            0.12%(a)
Ratio of net investment income to average net
  assets                                                     1.81%            0.97%(a)

                                                                    CLASS 8
                                           ------------------------------------------------------------
                                                                                              JULY 27,
                                                        YEARS ENDED MAY 31,                   2001* TO
                                           --------------------------------------------        MAY 31,
                                               2005            2004            2003             2002
                                           ------------    ------------    ------------    ------------
PRIMARY FUND
Net asset value at beginning of period     $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                           ------------    ------------    ------------    ------------
Net investment income                            0.0193          0.0102          0.0157          0.0214
Dividends from net investment income            (0.0193)        (0.0102)        (0.0157)        (0.0214)
                                           ------------    ------------    ------------    ------------
Net asset value at end of period           $     1.0000    $     1.0000    $     1.0000    $     1.0000
                                           ============    ============    ============    ============
Total Return                                       1.97%           1.03%           1.59%           2.17%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)        $    4,427.1    $   11,262.8    $    5,304.3    $    2,818.3
Ratio of expenses to average net assets            0.08%           0.08%           0.08%           0.08%(a)
Ratio of expenses to
  average net assets net of fee waivers            0.07%           0.08%           0.08%           0.08%(a)
Ratio of net investment
  income to average net assets                     1.72%           1.02%           1.45%           2.25%(a)

                                                                              CLASS R
                                                                         YEARS ENDED MAY 31,
                                           --------------------------------------------------------------------------------
                                               2005             2004             2003             2002             2001
                                           ------------     ------------     ------------     ------------     ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of year       $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ------------     ------------     ------------     ------------     ------------
Net investment income                            0.0102           0.0010           0.0050           0.0149           0.0493
Dividends from net investment
  income                                        (0.0102)         (0.0010)         (0.0050)         (0.0149)         (0.0493)
                                           ------------     ------------     ------------     ------------     ------------
Net asset value at end of year             $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ============     ============     ============     ============     ============
Total Return                                       1.03%            0.10%            0.50%            1.50%            5.12%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)          $      940.0     $      853.5     $      846.7     $      902.3     $      887.1
Ratio of expenses to average
  net assets                                       1.00%            1.00%            1.00%            1.01%            1.01%
Ratio of expenses to average
  net assets net of fee waivers                    1.00%            0.98%                (b)              (b)              (b)
Ratio of net investment income to
  average net assets                               1.04%            0.10%            0.50%            1.44%            4.93%

                                                                           TREASURER'S TRUST
                                           --------------------------------------------------------------------------------
                                                                                                                  MAY 29,
                                                                  YEARS ENDED MAY 31,                            2001* TO
                                           ---------------------------------------------------------------        MAY 31,
                                               2005             2004             2003             2002             2001
                                           ------------     ------------     ------------     ------------     ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ------------     ------------     ------------     ------------     ------------
Net investment income                            0.0142           0.0049           0.0090           0.0189           0.0003
Dividends from net investment
  income                                        (0.0142)         (0.0049)         (0.0090)         (0.0189)         (0.0003)
                                           ------------     ------------     ------------     ------------     ------------
Net asset value at end of period           $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ============     ============     ============     ============     ============
Total Return                                       1.44%            0.49%            0.91%            1.91%            0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)        $       81.2     $       19.3     $        6.5     $        4.0     $       15.6
Ratio of expenses to average
  net assets                                       0.60%            0.60%            0.60%            0.60%            0.60%(a)
Ratio of net investment income
  to average net assets                            1.64%            0.48%            0.83%            2.16%            3.47%(a)

                                                                             CLASS 45
                                           --------------------------------------------------------------------------------
                                                                                                                  MAY 29,
                                                                  YEARS ENDED MAY 31,                            2001* TO
                                           ---------------------------------------------------------------        MAY 31,
                                               2005             2004             2003             2002             2001
                                           ------------     ------------     ------------     ------------     ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ------------     ------------     ------------     ------------     ------------
Net investment income                            0.0157           0.0064           0.0105           0.0203           0.0003
Dividends from net investment
  income                                        (0.0157)         (0.0064)         (0.0105)         (0.0203)         (0.0003)
                                           ------------     ------------     ------------     ------------     ------------
Net asset value at end of period           $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ============     ============     ============     ============     ============
Total Return                                       1.59%            0.64%            1.06%            2.06%            0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)        $        9.2     $        0.0^    $        5.8     $        0.4     $        4.4
Ratio of expenses to average
  net assets                                       0.45%            0.44%            0.45%            0.45%            0.45%(a)
Ratio of net investment income
  to average net assets                            2.36%            0.66%            0.86%            2.73%            3.62%(a)

                                                                             CLASS 25
                                           --------------------------------------------------------------------------------
                                                                                                                  MAY 29,
                                                                  YEARS ENDED MAY 31,                            2001* TO
                                           ---------------------------------------------------------------        MAY 31,
                                               2005             2004             2003             2002             2001
                                           ------------     ------------     ------------     ------------     ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ------------     ------------     ------------     ------------     ------------
Net investment income                            0.0177           0.0084           0.0125           0.0224           0.0003
Dividends from net investment
  income                                        (0.0177)         (0.0084)         (0.0125)         (0.0224)         (0.0003)
                                           ------------     ------------     ------------     ------------     ------------
Net asset value at end of period           $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ============     ============     ============     ============     ============
Total Return                                       1.80%            0.84%            1.27%            2.28%            0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)        $        4.6     $       66.0     $       50.1     $       90.7     $        3.8
Ratio of expenses to average
  net assets                                       0.25%            0.25%            0.25%            0.25%            0.25%(a)
Ratio of net investment income
  to average net assets                            1.44%            0.83%            1.28%            1.71%            3.82%(a)

                                                              CLASS 15                                  CLASS 12
                                           ----------------------------------------------     -----------------------------
                                                                              NOVEMBER 18,        YEAR          FEBRUARY 24,
                                                 YEARS ENDED MAY 31,           2002* TO          ENDED           2004* TO
                                           -----------------------------        MAY 31,          MAY 31,          MAY 31,
                                               2005             2004             2003             2005             2004
                                           ------------     ------------     ------------     ------------     ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ------------     ------------     ------------     ------------     ------------
Net investment income                            0.0187           0.0094           0.0061           0.0190           0.0025
Dividends from net investment
  income                                        (0.0187)         (0.0094)         (0.0061)         (0.0190)         (0.0025)
                                           ------------     ------------     ------------     ------------     ------------
Net asset value at end of period           $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ============     ============     ============     ============     ============
Total Return                                       1.90%            0.94%            0.61%            1.94%            0.25%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)        $        0.1     $        0.1     $        0.1     $       45.2     $        1.0
Ratio of expenses to average
  net assets                                       0.15%            0.15%            0.15%(a)         0.12%            0.13%(a)
Ratio of net investment income
  to average net assets                            1.87%            0.93%            1.17%(a)         2.12%            0.96%(a)

                                                              CLASS 8
                                           ----------------------------------------------
                                                                                 JUNE 7,
                                                 YEARS ENDED MAY 31,            2002* TO
                                           -----------------------------        MAY 31,
                                               2005             2004             2003
                                           ------------     ------------     ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period     $     1.0000     $     1.0000     $     1.0000
                                           ------------     ------------     ------------
Net investment income                            0.0194           0.0101           0.0142
Dividends from net investment
  income                                        (0.0194)         (0.0101)         (0.0142)
                                           ------------     ------------     ------------
Net asset value at end of
  period                                   $     1.0000     $     1.0000     $     1.0000
                                           ============     ============     ============
Total Return                                       1.98%            1.01%            1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)        $      439.1     $      283.5     $       49.1
Ratio of expenses to average
  net assets                                       0.08%            0.08%            0.08%(a)
Ratio of net investment income
  to average net assets                            1.98%            1.00%            1.20%(a)

                                                                             CLASS R
                                                                        YEARS ENDED MAY 31,
                                           --------------------------------------------------------------------------------
                                               2005             2004             2003            2002              2001
                                           ------------     ------------     ------------     ------------     ------------
U.S. TREASURY FUND
Net asset value at beginning of year       $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ------------     ------------     ------------     ------------     ------------
Net investment income                            0.0083           0.0009           0.0047           0.0166           0.0468
Dividends from net investment
  income                                        (0.0083)         (0.0009)         (0.0047)         (0.0166)         (0.0468)
                                           ------------     ------------     ------------     ------------     ------------
Net asset value at end of year             $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ============     ============     ============     ============     ============
Total Return                                       0.83%            0.09%            0.47%            1.68%            4.82%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)          $      313.9     $      377.5     $      356.2     $      344.3     $      401.2
Ratio of expenses to average net assets            1.00%            1.00%            1.00%            1.00%            1.04%
Ratios of expenses to average
  net assets net of fee waivers                    0.99%            0.89%            1.00%            0.97%            0.99%
Ratio of net investment income
  to average net assets                            0.80%            0.09%            0.47%            1.64%            4.68%

                                                                            TREASURER'S TRUST
                                           --------------------------------------------------------------------------------
                                                                                                                  MAY 29,
                                                                  YEARS ENDED MAY 31,                              2001*
                                           ---------------------------------------------------------------       TO MAY 31,
                                               2005             2004             2003             2002             2001
                                           ------------     ------------     ------------     ------------     ------------
U.S. TREASURY FUND
Net asset value at beginning of period     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ------------     ------------     ------------     ------------     ------------
Net investment income                            0.0121           0.0039           0.0086           0.0203           0.0003
Dividends from net investment
  income                                        (0.0121)         (0.0039)         (0.0086)         (0.0203)         (0.0003)
                                           ------------     ------------     ------------     ------------     ------------
Net asset value at end of period           $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ============     ============     ============     ============     ============
Total Return                                       1.23%            0.39%            0.87%            2.06%            0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)        $       94.0     $      251.4     $      281.9     $      257.9     $       28.4
Ratio of expenses to average
  net assets                                       0.60%            0.60%            0.60%            0.61%            0.60%(a)
Ratio of net investment income
  to average net assets                            1.17%            0.39%            0.85%            1.44%            3.44%(a)

                                              CLASS 75                CLASS 45                           CLASS 25
                                           ------------     -----------------------------     -----------------------------
                                             AUGUST 16,                        AUGUST 7,                         AUGUST 7,
                                                2004*        YEAR ENDED          2003*         YEAR ENDED          2003*
                                             TO MAY 31,        MAY 31,        TO MAY 31,         MAY 31,        TO MAY 31,
                                                2005            2005             2004             2005             2004
                                           ------------     ------------     ------------     ------------     ------------
U.S TREASURY FUND
Net asset value at beginning of period     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ------------     ------------     ------------     ------------     ------------
Net investment income from
  investment operations                          0.0100           0.0137           0.0043           0.0156           0.0058
Dividends from net
  investment income                             (0.0100)         (0.0137)         (0.0043)         (0.0156)         (0.0058)
                                           ------------     ------------     ------------     ------------     ------------
Net asset value at end
  of period                                $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ============     ============     ============     ============     ============
Total Return                                       1.01%            1.38%            0.43%            1.59%            0.58%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)        $        1.4     $        0.0^    $        0.0^    $        0.0^    $        0.0^
Ratio of expenses to
  average net assets                               0.76%(a)         0.45%            0.43%(a)         0.25%            0.26%(a)
Ratio of net investment
  income to average net assets                     1.39%(a)         1.38%            0.54%(a)         1.66%            0.71%(a)

                                                     CLASS 12                                    CLASS 8
                                           -----------------------------     ----------------------------------------------
                                                             FEBRUARY 24,                                         JUNE 7,
                                            YEAR ENDED          2004*              YEARS ENDED MAY 31,             2002*
                                              MAY 31,        TO MAY 31,      -----------------------------       TO MAY 31,
                                               2005             2004             2005             2004             2003
                                           ------------     ------------     ------------     ------------     ------------
U.S TREASURY FUND
Net asset value at beginning of period     $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ------------     ------------     ------------     ------------     ------------
Net investment income from
  investment operations                          0.0170           0.0022           0.0173           0.0091           0.0143
Dividends from net
  investment income                             (0.0170)         (0.0022)         (0.0173)         (0.0091)         (0.0143)
                                           ------------     ------------     ------------     ------------     ------------
Net asset value at end
  of period                                $     1.0000     $     1.0000     $     1.0000     $     1.0000     $     1.0000
                                           ============     ============     ============     ============     ============
Total Return                                       1.72%            0.22%            1.77%            0.91%            1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)        $        0.0^    $        0.0^    $       45.3     $       45.9     $       10.4
Ratio of expenses to average
  net assets                                       0.12%            0.12%(a)         0.08%            0.08%            0.08%(a)
Ratio of net investment income
  to average net assets                            1.78%            0.83%(a)         1.69%            0.90%            1.12%(a)

----------
*    Inception of Class Operations.

+ The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.

^    Amount is less than $500,000.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

(7)  OTHER MATTERS
      Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Reserve Fund and the Shareholders of Primary Fund, U.S. Government Fund and U.S. Treasury Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Primary Fund, U.S. Government Fund and U.S. Treasury Fund (collectively, the "Funds"; three of the portfolios constituting The Reserve Fund) at May 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
September 26, 2005

               THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
                            OF THE FUNDS (UNAUDITED)

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Funds oversee 30 portfolios in the Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex.

INTERESTED TRUSTEE

                                                         TERM OF            PRINCIPAL OCCUPATIONS
                                 POSITIONS             OFFICE** AND            DURING THE LAST
NAME, ADDRESS, AGE            WITH THE FUNDS        LENGTH OF SERVICE             FIVE YEARS
BRUCE R. BENT+*            Chairman, President,  Trustee since inception  President of Reserve
Age: 68                    Treasurer and Chief                            Management Company, Inc.
The Reserve Funds          Financial Officer       Chairman since 2000    ("RMCI"), Director and
1250 Broadway                                                             Chairman/Chief Executive
New York, NY 10001                                President, Treasurer    Officer of Reserve
                                                   and Chief Financial    Management Corporation
                                                   Officer since 2005     ("RMC") and Chairman and
                                                                          Director of Resrv
                                                                          Partners, Inc. ("RESRV")
                                                                          since 2000; Chairman and
                                                                          Director of Reserve
                                                                          International Liquidity
                                                                          Fund Ltd. since 1990.
                                                                          Co-founder of The Reserve
                                                                          Fund ("RF") in 1970;
                                                                          officer thereof since
                                                                          1970.

* MR. BRUCE BENT IS AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN SECTION 2(a) (19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.

INDEPENDENT TRUSTEES

                                                         TERM OF            PRINCIPAL OCCUPATIONS
                                 POSITIONS             OFFICE** AND            DURING THE LAST
NAME, ADDRESS, AGE            WITH THE FUNDS        LENGTH OF SERVICE             FIVE YEARS
EDWIN EHLERT, JR.          Trustee                  Trustee since         Retired. President,
Age: 74                                               inception           Premier Resources, Inc.
2517 Highway #35, Bldg. J                                                 (meeting management
Manasquan, NJ 08736                                                       firm) since 1987.

WILLIAM J. MONTGORIS       Trustee                  Trustee since         Retired since 1999.
Age: 57                                                 1999              Chief Operating Officer
286 Gregory Road                                                          of The Bear Stearns
Franklin Lakes, NJ 07417                                                  Companies, Inc. from
                                                                          1979 to 1999, Director
                                                                          of Stage Stores, Inc.
                                                                          (retailing) since 2004.

OFFICERS WHO ARE NOT TRUSTEES

                                                         TERM OF            PRINCIPAL OCCUPATIONS
                                 POSITIONS             OFFICE** AND            DURING THE LAST
NAME, ADDRESS, AGE            WITH THE FUNDS        LENGTH OF SERVICE             FIVE YEARS
BRUCE R. BENT II+          Co-Chief Executive          Since 2005         Senior Vice President,
Age: 39                    Officer, Senior Vice                           Secretary and Assistant
Hallmark Funds             President and                Assistant         Treasurer of RMCI,
1250 Broadway              Assistant Treasurer          Treasurer         Senior Vice President,
New York, NY 10001                                     since 2000         Secretary and Assistant
                                                                          Treasurer of RMC, and
                                                        Co-Chief          Secretary and Director
                                                    Executive Officer     of RESRV since 2000;
                                                     and Senior Vice      Vice President of RMC,
                                                     President since      RMCI and RESRV from 1992
                                                          2005            to 2000; Former Trustee
                                                                          of Trusts in the
                                                                          Reserve/Hallmark fund
                                                                          complex.

                                                         TERM OF            PRINCIPAL OCCUPATIONS
                                 POSITIONS             OFFICE** AND            DURING THE LAST
NAME, ADDRESS, AGE            WITH THE FUNDS        LENGTH OF SERVICE             FIVE YEARS
ARTHUR T. BENT III+        Co-Chief Executive          Senior Vice        Chief Operating
Age: 37                    Officer, Senior Vice       President and       Officer/Treasurer,
Hallmark Funds             President and           Assistant Secretary    Senior Vice President
1250 Broadway              Assistant Secretary         since 2000         and Assistant Secretary
New York, NY 10001                                                        of RMCI; President,
                                                        Co-Chief          Treasurer and Assistant
                                                        Executive         Secretary of RMC;
                                                         Officer          Treasurer, Assistant
                                                       since 2005         Secretary and Director
                                                                          of RESRV since 2000;
                                                                          Vice President RMC, RMCI
                                                                          and RESRV from 1997 to
                                                                          2000.

DANIEL F. BARRY            Controller                  Since 2004         Vice President, Fund
Age: 58                                                                   Acccounting and
Hallmark Funds                                                            Administration Services,
1250 Broadway                                                             The Bank of New York,
New York, NY 10001                                                        from 2000 to 2004;
                                                                          Senior Vice President
                                                                          and member of the Board
                                                                          of Trustees, Daiwa
                                                                          Securities Trust Company
                                                                          from 1990 to 2000.

AMY W. BIZAR               Secretary                   Since 2003         Vice President and
Age: 59                                                                   Senior Counsel, Banking
Hallmark Funds                                                            and Regulatory Affairs,
1250 Broadway                                                             GE Consumer Finance -
New York, NY 10001                                                        Americas, from 1998 to
                                                                          2003.

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS.

+ MR. BRUCE R. BENT IS THE FATHER OF MR. BRUCE R. BENT II AND MR. ARTHUR T. BENT III.

                       FEDERAL TAX INFORMATION (UNAUDITED)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the Federal Tax Status of dividends paid during the year. Accordingly, all dividends for each fund were ordinary income dividends.

                           EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2004 and held for the entire period ending May 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING          ENDING           EXPENSES
                                           ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING
                                         DECEMBER 1, 2004    MAY 31, 2005         PERIOD*
                                         ----------------   --------------     ------------
PRIMARY FUND CLASS R
Actual                                     $   1,000.00      $   1,005.04      $       4.99
Hypothetical                               $   1,000.00      $   1,019.69      $       5.24

* Expenses are equal to the Fund's expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 95
Actual                                     $   1,000.00      $   1,005.29      $       4.74
Hypothetical                               $   1,000.00      $   1,019.96      $       4.97

* Expenses are equal to the Fund's expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                             BEGINNING          ENDING           EXPENSES
                                           ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING
                                         DECEMBER 1, 2004    MAY 31, 2005         PERIOD*
                                         ----------------   --------------     ------------
PRIMARY FUND CLASS 75
Actual                                     $   1,000.00      $   1,006.33      $       3.74
Hypothetical                               $   1,000.00      $   1,021.00      $       3.93

* Expenses are equal to the Fund's expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 70
Actual                                     $   1,000.00      $   1,006.58      $       3.49
Hypothetical                               $   1,000.00      $   1,021.27      $       3.66

* Expenses are equal to the Fund's expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS TREASURER'S TRUST
Actual                                     $   1,000.00      $   1,007.08      $       2.99
Hypothetical                               $   1,000.00      $   1,021.79      $       3.14

* Expenses are equal to the Fund's expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 45
Actual                                     $   1,000.00      $   1,007.83      $       2.24
Hypothetical                               $   1,000.00      $   1,022.57      $       2.36

* Expenses are equal to the Fund's expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 35
Actual                                     $   1,000.00      $   1,008.38      $       1.75
Hypothetical                               $   1,000.00      $   1,023.10      $       1.83

* Expenses are equal to the Fund's expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 25
Actual                                     $   1,000.00      $   1,008.78      $       1.25
Hypothetical                               $   1,000.00      $   1,023.62      $       1.31

* Expenses are equal to the Fund's expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 20
Actual                                     $   1,000.00      $   1,008.13      $       1.00
Hypothetical                               $   1,000.00      $   1,023.88      $       1.05

* Expenses are equal to the Fund's expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 15
Actual                                     $   1,000.00      $   1,010.12      $       0.75
Hypothetical                               $   1,000.00      $   1,024.14      $       0.79

* Expenses are equal to the Fund's expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                             BEGINNING          ENDING           EXPENSES
                                           ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING
                                         DECEMBER 1, 2004    MAY 31, 2005         PERIOD*
                                         ----------------   --------------     ------------
PRIMARY FUND CLASS 12
Actual                                     $   1,000.00      $   1,009.57      $       0.60
Hypothetical                               $   1,000.00      $   1,024.30      $       0.63

* Expenses are equal to the Fund's expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 8
Actual                                     $   1,000.00      $   1,009.77      $       0.40
Hypothetical                               $   1,000.00      $   1,024.51      $       0.42

* Expenses are equal to the Fund's expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS R
Actual                                     $   1,000.00      $   1,005.14      $       4.99
Hypothetical                               $   1,000.00      $   1,019.69      $       5.24

* Expenses are equal to the Fund's expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS TREASURER'S
 TRUST
Actual                                     $   1,000.00      $   1,007.18      $       2.99
Hypothetical                               $   1,000.00      $   1,021.79      $       3.14

* Expenses are equal to the Fund's expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 45
Actual                                     $   1,000.00      $   1,007.93      $       2.24
Hypothetical                               $   1,000.00      $   1,022.57      $       2.36

* Expenses are equal to the Fund's expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 25
Actual                                     $   1,000.00      $   1,008.98      $       1.25
Hypothetical                               $   1,000.00      $   1,023.62      $       1.31

* Expenses are equal to the Fund's expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 15
Actual                                     $   1,000.00      $   1,009.47      $       0.75
Hypothetical                               $   1,000.00      $   1,024.14      $       0.79

* Expenses are equal to the Fund's expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 12
Actual                                     $   1,000.00      $   1,009.67      $       0.60
Hypothetical                               $   1,000.00      $   1,024.30      $       0.63

* Expenses are equal to the Fund's expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                             BEGINNING          ENDING           EXPENSES
                                           ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING
                                         DECEMBER 1, 2004    MAY 31, 2005         PERIOD*
                                         ----------------   --------------     ------------
U.S. GOVERNMENT FUND CLASS 8
Actual                                     $   1,000.00      $   1,009.87      $       0.40
Hypothetical                               $   1,000.00      $   1,024.51      $       0.42

* Expenses are equal to the Fund's expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS R
Actual                                     $   1,000.00      $   1,004.14      $       4.94
Hypothetical                               $   1,000.00      $   1,019.75      $       5.18

* Expenses are equal to the Fund's expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 75
Actual                                     $   1,000.00      $   1,005.04      $       3.79
Hypothetical                               $   1,000.00      $   1,020.95      $       3.98

* Expenses are equal to the Fund's expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS TREASURER'S TRUST
Actual                                     $   1,000.00      $   1,006.13      $       2.99
Hypothetical                               $   1,000.00      $   1,021.79      $       3.14

* Expenses are equal to the Fund's expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 45
Actual                                     $   1,000.00      $   1,006.83      $       2.24
Hypothetical                               $   1,000.00      $   1,022.57      $       2.36

* Expenses are equal to the Fund's expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 25
Actual                                     $   1,000.00      $   1,007.93      $       1.25
Hypothetical                               $   1,000.00      $   1,023.62      $       1.31

* Expenses are equal to the Fund's d expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 12
Actual                                     $   1,000.00      $   1,008.58      $       0.60
Hypothetical                               $   1,000.00      $   1,024.30      $       0.63

* Expenses are equal to the Fund's expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 8
Actual                                     $   1,000.00      $   1,008.83      $       0.40
Hypothetical                               $   1,000.00      $   1,024.51      $       0.42

* Expenses are equal to the Fund's expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the SEC's website or by calling the toll-free number listed above.


                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

[THE RESERVE FUNDS(R) LOGO]

"The World's First Money-Market Fund"(R)


1250 Broadway, New York, NY 10001-3701
212-401-5500

GENERAL INFORMATION AND 24 HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RF/PGT ANNUAL 05/05

[AMERICAN EXPRESS(R) LOGO]

AMERICAN EXPRESS MONEY MARKET ACCOUNTS


STRATEGIST MONEY-MARKET FUND


ANNUAL REPORT
MAY 31, 2005


OFFERED BY
THE RESERVE FUNDS

                          STRATEGIST MONEY-MARKET FUND

                      SCHEDULE OF INVESTMENTS--MAY 31, 2005

PRINCIPAL                                                                                                         VALUE
 AMOUNT         REPURCHASE AGREEMENT--100.1%                                                                     (NOTE 1)
---------       ----------------------------                                                                     --------
$ 8,600,000     Bear Stearns & Co., Inc., 2.97%, dated 5/31/2005, due 6/1/2005, repurchase proceeds at maturity $8,600,710 (collateralized by BILL 0% due 6/02/05 valued at $483,937, BOND 5.25% due 2/15/29 valued at $40,502, BOND 2.375% to 4.00%
                due 6/30/06 to 4/15/10 valued at $7,923,773, BOND 0% due 4/15/10 valued at
                $333,562) (Cost $8,600,000)                                                                    $  8,600,000
                                                                                                               ------------

                TOTAL INVESTMENTS (COST* $8,600,000)                                                   100.1%     8,600,000
                LIABILITIES IN EXCESS OF OTHER ASSETS                                                   (0.1)        (5,560)
                                                                                                       -----   ------------

                NET ASSETS**                                                                           100.0%  $  8,594,440
                                                                                                       =====   ============

----------
     BILL -- US Treasury Bill                   BOND -- US Treasury Bond
* The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.
** The tax basis of the Fund's net assets is the same as the basis for financial reporting.

                          STRATEGIST MONEY-MARKET FUND

                STATEMENT OF ASSETS AND LIABILITIES--MAY 31, 2005

                ASSETS:
                Investment in repurchase agreement, at value (Cost $8,600,000)                                 $  8,600,000
                Interest receivable                                                                                   1,260
                                                                                                               ------------

                Total Assets                                                                                      8,601,260
                                                                                                               ------------

                LIABILITIES:
                Due to Custodian                                                                                      5,627
                Comprehensive management fee payable                                                                    941
                Distribution (12b-1) fees payable                                                                       235
                Other liabilities                                                                                        17
                                                                                                               ------------
                Total Liabilities                                                                                     6,820
                                                                                                               ------------

                NET ASSETS                                                                                     $  8,594,440
                                                                                                               ============

                NET ASSET VALUE, OFFERING AND REDMPTION PRICE PER SHARE, BASED ON 8,594,440
                SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                                     $       1.00
                                                                                                               ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          STRATEGIST MONEY-MARKET FUND

                             STATEMENT OF OPERATIONS

                         FOR THE YEAR ENDED MAY 31, 2005

INVESTMENT INCOME (Note 1):
   Dividends from Reserve Primary Fund                                                                 $     63,426
   Interest                                                                                                 144,154
                                                                                                       ------------
                                                                                                       $    207,580
                                                                                                       ------------
EXPENSES (Note 2):
   Comprehensive management fee                                                                              83,517
   Distribution (12b-1) fee                                                                                  20,879
   Interest expense                                                                                             483
   Trustees fees                                                                                                170
                                                                                                       ------------
     Total expenses before waiver                                                                           105,049
     Less: expenses waived (Note 2)                                                                         (44,887)
                                                                                                       ------------
     Net expenses                                                                                            60,162
                                                                                                       ------------

NET INVESTMENT INCOME, representing Net Increase in Net Assets from Investment Operations              $    147,418
                                                                                                       ============

                       STATEMENT OF CHANGES IN NET ASSETS

                FOR THE YEARS ENDED MAY 31, 2005 AND MAY 31, 2004

                                                                                           MAY 31,          MAY 31,
                                                                                            2005             2004
                                                                                        -------------    -------------
CHANGES IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income                                                                 $     147,418    $      86,894
                                                                                        -------------    -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
  Net investment income                                                                      (147,418)         (86,894)
                                                                                        -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS (AT NET ASSET VALUE OF $1.00 PER SHARE):
  Proceeds from sale of shares                                                              9,527,747       19,827,770
  Dividends reinvested                                                                        147,418           86,894
  Cost of shares redeemed                                                                 (13,229,267)     (23,187,562)
                                                                                        -------------    -------------
                                                                                           (3,554,102)      (3,272,898)
                                                                                        -------------    -------------
  Net decrease in net assets                                                               (3,554,102)      (3,272,898)

NET ASSETS:
  Beginning of year                                                                        12,148,542       15,421,440
                                                                                        -------------    -------------
  End of year                                                                           $   8,594,440    $  12,148,542
                                                                                        =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act") as an open-end management investment company. The Strategist Money-Market Fund (the "Fund") is a series of the Trust. At times, the Fund may invest substantially all of its assets in shares of the Reserve Primary Fund ("Primary Fund"), which is also a series of the Trust. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

      A. The Trust's authorized shares of beneficial interest are unlimited and are divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund (which has not commenced operations), U.S Treasury II Fund (which has not commenced operations) and the Fund. These financial statements and notes apply only to the Fund.

      B. Investments in the Primary Fund shares are valued at Net Asset Value per share of the Primary Fund. Other securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act, and for computing the portfolio's weighted average life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest are deemed to be for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument, and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

      C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

      D. Security transactions are recorded on a trade date basis; interest income is accrued daily, security premium or discount is amortized or accreted daily and dividend income is recognized on the ex-dividend date. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares unless the shareholder has elected in writing to receive cash.

      E. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Fund's Board of Trustees. The Fund's investment adviser, Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by a seller, realization and/or retention of such collateral may be subject to legal proceedings. The Fund's custodian holds the underlying securities that are subject to repurchase agreements.

(2)   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Pursuant to an Investment Management Agreement (the "Agreement") between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing the Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of the Fund. Shareholders do not pay comprehensive management fees of both the Fund and Primary Fund. The comprehensive management fees incurred at the Fund level are reduced by the amount of the comprehensive management fees incurred by the Primary Fund. The comprehensive management fee includes the investment advisory fee, as well as all administrative and customary operating expenses of the Fund, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan (as defined below) and the fees of the Trustees of the Trust, who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each series of the Trust pays its direct or allocated share. For the year ended May 31, 2005, RMCI voluntarily waived a portion of its fee amounting to $24,008. Certain Trustees and Officers of the Trust and the Fund are also Officers of RMCI.

      DISTRIBUTION ASSISTANCE:

      The Trust, on behalf of the Fund, has adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its shares. The distribution fee is 0.20% per year of the Fund's average net assets. The Plan requires RMCI to pay at least an equivalent amount from its own resources. For the year ended May 31, 2005, the Fund accrued $20,879 in distribution fees of which $20,879 was voluntarily waived.

      There was no undistributed net investment income for the Fund at May 31, 2005. The income dividends were classified as ordinary income for federal income tax purposes for the years shown below:

                                2005               2004
                             ---------           --------
                             $ 147,418           $ 86,894

(3)   MANAGEMENT'S USE OF ESTIMATES:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)   CONCENTRATION OF INVESTORS:

      The fund is currently used primarily as a vehicle into which cash balances of customers of American Express are invested.

(5)   COMMITMENTS AND CONTINGENCIES:

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(6)   FINANCIAL HIGHLIGHTS:

      Contained below is per share operating performance data for a share of beneficial interest of the Fund for each of the periods as indicated.

                                                                                     FOR YEARS ENDED MAY 31,
                                                                   --------------------------------------------------------------
                                                                     2005          2004         2003         2002          2001
                                                                   --------      --------     --------     --------      --------
      Net asset value at beginning of year                         $ 1.0000      $ 1.0000     $ 1.0000     $ 1.0000      $ 1.0000
                                                                   --------      --------     --------     --------      --------
      Net investment income from investment operations               0.0143        0.0066       0.0123       0.0232        0.0579
      Less dividends from net investment income                     (0.0143)      (0.0066)     (0.0123)     (0.0232)      (0.0579)
                                                                   --------      --------     --------     --------      --------
      Net asset value at end of year                               $ 1.0000      $ 1.0000     $ 1.0000     $ 1.0000      $ 1.0000
                                                                   ========      ========     ========     ========      ========
      Total Return                                                     1.45%         0.66%        1.24%        2.36%         5.78%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (millions)                            $    8.6      $   12.1     $   15.4     $   20.1      $   27.4
      Ratio of expenses to average net assets                          1.01%*        0.96%*       1.00%*       1.01%*        1.01%*
      Ratio of expenses to average net assets net of fee waivers       0.58%*        0.36%*       0.40%*       0.41%*        0.41%*
      Ratio of net investment income to average net assets             1.41%         0.66%        1.23%        2.38%         5.79%

----------
*     Does not include expenses of the Reserve Primary Fund Class 8.

(7)   OTHER MATTERS:

      Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

(8)   SUBSEQUENT EVENT:

      The Strategist Money-Market Fund was closed on August 29, 2005. On September 26, 2005, the Board of Trustees voted to terminate the Fund.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Reserve Fund and Shareholders of Strategist Money-Market Fund:


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategist Money-Market Fund (the "Fund"; one of the portfolios constituting The Reserve Fund) at May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

As disclosed in Note 8 to the financial statements, subsequent to May 31, 2005 all outstanding shares of the Fund were redeemed and the Board of Trustees of the Fund voted to terminate the Fund.


PricewaterhouseCoopers LLP
New York, New York
September 26, 2005

                           EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2004 and held for the entire period ending May 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

                                          BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE
                                              DECEMBER 1, 2004          MAY 31, 2005        EXPENSES PAID DURING PERIOD*
                                          -----------------------   --------------------    ----------------------------
STRATEGIST MONEY-MARKET FUND
Actual                                          $   1,000.00            $  1,007.23                   $  2.89
Hypothetical                                    $   1,000.00            $  1,021.89                   $  3.04

* Expenses are equal to the Fund's expense ratio of .58%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of the Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

         THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Fund. The Trustees approve all material agreements between the Fund and the Fund's service providers. Biographical information relating to the Trustees and the Executive Officers of the Fund is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Fund and the length of time served. The Trustees and the Executive Officers of the Fund oversee 30 portfolios in the Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex.

INTERESTED TRUSTEE

                                  POSITIONS             TERM OF OFFICE **                 PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS        AND LENGTH OF SERVICE                    THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT+*               Chairman, President,   Trustee since inception   President of Reserve Management Company, Inc.
Age: 68                       Treasurer and Chief    Chairman since 2000       ("RMCI"), Director and Chairman/Chief Executive
The Reserve Funds             Financial Officer      President, Treasurer      Officer of Reserve Management Corporation
1250 Broadway                                        and Chief Financial       ("RMC") and Chairman and Director of Resrv
New York, NY 10001                                   Officer since 2005        Partners, Inc. ("RESRV") since 2000; Chairman and
                                                                               Director of Reserve International Liquidity Fund Ltd.
                                                                               since 1990. Co-founder of The Reserve Fund ("RF")
                                                                               in 1970; officer thereof since 1970.

INDEPENDENT TRUSTEES

                                  POSITIONS             TERM OF OFFICE **                 PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS        AND LENGTH OF SERVICE                    THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.             Trustee                Trustee since inception   Retired. President, Premier Resources, Inc. (meeting
Age: 74                                                                        management firm) since 1987.
2517 Highway #35, Bldg. J
Manasquan, NJ 08736

WILLIAM J. MONTGORIS          Trustee                Trustee since 1999        Retired since 1999. Chief Operating Officer of The
Age: 57                                                                        Bear Stearns Companies, Inc. from 1979 to 1999,
286 Gregory Road                                                               Director of Stage Stores, Inc. (retailing) since
Franklin Lakes, NJ 07417                                                       2004.

OFFICERS WHO ARE NOT TRUSTEES

                                 POSITIONS              TERM OF OFFICE **              PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE             WITH THE FUNDS         AND LENGTH OF SERVICE                 THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II+            Co-Chief Executive       Since 2005 Assistant   Senior Vice President, Secretary and Assistant
Age: 39                      Officer, Senior Vice     Treasurer since 2000   Treasurer of RMCI, Senior Vice President, Secretary
Hallmark Funds               President and Assistant  Co-Chief Executive     and Assistant Treasurer of RMC, and Secretary and
1250 Broadway                Treasurer                Officer and Senior     Director of RESRV since 2000; Vice President of
New York, NY 10001                                    Vice-President since   RMC, RMCI and RESRV from 1992 to 2000;
                                                      2005                   Former Trustee of Trusts in the Reserve/Hallmark
                                                                             fund complex.

ARTHUR T. BENT III+          Co-Chief Executive       Senior Vice President  Chief Operating Officer/Treasurer, Senior Vice
Age: 37                      Officer, Senior Vice     and Assistant          President and Assistant Secretary of RMCI;
Hallmark Funds               President and Assistant  Secretary since 2000   President, Treasurer and Assistant Secretary of RMC;
1250 Broadway                Secretary                                       Treasurer, Assistant Secretary and Director of
New York, NY 10001                                                           RESRV since 2000; Vice President RMC, RMCI and
                                                                             RESRV from 1997 to 2000.

DANIEL F. BARRY              Controller               Since 2004             Vice President, Fund Acccounting and
Age: 58                                                                      Administration Services, The Bank of New York,
Hallmark Funds                                                               from 2000 to 2004; Senior Vice President and
1250 Broadway                                                                member of the Board of Trustees, Daiwa Securities
New York, NY 10001                                                           Trust Company from 1990 to 2000.

AMY W. BIZAR                 Secretary                Since 2003             Vice President and Senior Counsel, Banking and
Age: 59                                                                      Regulatory Affairs, GE Consumer Finance -
Hallmark Funds                                                               Americas, from 1998 to 2003.
1250 Broadway
New York, NY 10001

* MR. BRUCE BENT IS AN "INTERESTED PERSON" OF THE FUND AS DEFINED IN SECTION 2(a) (19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS
   SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS.

+ MR. BRUCE R. BENT IS THE FATHER OF MR. BRUCE R. BENT II AND MR. ARTHUR T.
  BENT III.

                       FEDERAL TAX INFORMATION (UNAUDITED)

We are required by the Internal Revenue Code to advise you within 60 days of the Fund's year-end as to the federal tax status of dividends paid during the year. Accordingly, all dividends were ordinary income dividends.

                 (This page has been left blank intentionally.)

[AMERICAN EXPRESS(R) LOGO]

FOR YIELD AND BALANCE INFORMATION CALL
800-297-7378

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RF/STR ANNUAL REPORT 5/05

[THE QUAKER(R) RESERVE MONEY MARKET ACCOUNT LOGO]

OFFERED BY
THE RESERVE FUNDS


PRIMARY II FUND
ANNUAL REPORT

MAY 31, 2005


QUAKER RESERVE MONEY-MARKET I
QUAKER RESERVE MONEY-MARKET II

                                THE RESERVE FUND
                             RESERVE PRIMARY II FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2005

ASSETS:
Investment in Reserve Primary Fund - Class 8 (411,615 shares; Cost* $411,615)                             $    411,615
Dividends receivable from affiliate                                                                                 34
                                                                                                          ------------
Total Assets                                                                                                   411,649
                                                                                                          ------------
LIABILITIES:
Comprehensive management fee payable                                                                             2,071
Distribution (12b-1) fee payable                                                                                 2,105
                                                                                                          ------------
Total Liabilities                                                                                                4,176
                                                                                                          ------------
NET ASSETS                                                                                                $    407,473
                                                                                                          ============

NET ASSETS WERE COMPRISED OF**:
   PAR VALUE                                                                                              $        407
   ADDITIONAL PAID-IN CAPITAL                                                                                  407,066
                                                                                                          ------------
TOTAL NET ASSETS                                                                                          $    407,473
                                                                                                          ============
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS BASED ON
   SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING, AND EQUIVALENT TO THE NET
   ASSETS OF EACH CLASS:

   196,662 SHARES - CLASS QUAKER I                                                                        $       1.00
                                                                                                          ============

   210,811 SHARES - CLASS QUAKER II                                                                       $       1.00
                                                                                                          ============

* The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.
** The tax basis of the Fund's net assets is the same as the basis for financial reporting.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Reserve Primary II Fund (the "Fund") is a series of the Trust. The Fund invests all of its assets in Class 8 shares of the Primary Fund (the "Primary Fund"), another series of the Trust. The financial statements of the Primary Fund, including its Statement of Net Assets, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund. The policies summarized below are consistently followed in the preparation of the Fund's financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and are divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S Treasury II Fund and Strategist Money-Market Fund. These financial statements and notes apply only to the Fund. The Fund offers two classes of shares, Quaker Reserve Money-Market I ("QRI") and Quaker Reserve Money-Market II ("QRII").

     B. Investments in shares of the Primary Fund are valued at the net asset value per share of the Primary Fund.

     C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income or excise tax provision is required.

     D. Security transactions are recorded on a trade date basis. Income is accrued daily. The Fund allocates investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) to each share class on a daily basis based upon the relative proportion of net assets of each class. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.

     E. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Trust on behalf of the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing the Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. For its services as Investment Adviser RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of the Fund. Shareholders do not pay comprehensive management fees at both the Fund and Primary Fund levels. The comprehensive management fees incurred at the Fund level are reduced by the comprehensive management fees incurred by the Primary Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent cost. Excluded from the definition of administrative and customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and expenses, other extraordinary expenses, payments under the Trust's Distribution Plan (as defined below) and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share. Certain Trustees and Officers of the Trust and Fund are also Officers of RMCI. For the year ended May 31, 2005, the Fund accrued $4,984 in comprehensive management fees, of which $141 and $357 for QRI and QRII, respectively, was voluntarily waived.

     DISTRIBUTION ASSISTANCE:

     The Trust, on behalf of the Fund has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") and has entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% and 1.00% of the average daily net assets of Class QRI and Class QRII, respectively, per year.

     For the period ended May 31, 2005, the Fund accrued $4,903 in distribution fees, of which $11 and $790 for QRI and QRII, respectively, was voluntarily waived.

     There was no undistributed net investment income for the Fund at May 31, 2005. The income dividends were classified as ordinary income for federal income tax purposes for the years shown below:

                                                     2005         2004
                                                     ----         ----
                                                    $ 3,009      $ 105

(3)  CONCENTRATION OF INVESTORS:

     The Fund is currently used primarily as a vehicle into which cash balances of customers of the Quaker Funds are invested.

(4)  COMMITMENTS AND CONTINGENCIES:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(5)  FINANCIAL HIGHLIGHTS:

     Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated.

                                                                                           QRI
                                                                       ------------------------------------------
                                                                            YEAR ENDED            PERIOD ENDED
                                                                              MAY 31,                MAY 31,
                                                                               2005                 2004 (a)
                                                                       --------------------    ------------------
     Net asset value at beginning of period                            $             1.0000    $           1.0000
                                                                       --------------------    ------------------
     Net investment income from investment operations                                0.0097                0.0011
     Less dividends from net investment income                                      (0.0097)              (0.0011)
                                                                       --------------------    ------------------
     Net asset value at end of period                                  $             1.0000    $           1.0000
                                                                       ====================    ==================

     Total Return                                                                      0.98%                 0.11%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (thousands)                              $              196.7    $            231.6
     Ratio of expenses to average net assets before waiver *                           1.05%                 0.97%(b)
     Ratio of expenses to average net assets after waiver *                            0.96%                 0.82%(b)
     Ratio of net investment income to average net assets                              1.02%                 0.20%(b)

                                                                                           QRII
                                                                       ------------------------------------------
                                                                            YEAR ENDED            PERIOD ENDED
                                                                              MAY 31,                MAY 31,
                                                                               2005                 2004 (a)
                                                                       --------------------    ------------------
     Net asset value at beginning of period                            $             1.0000    $           1.0000
                                                                       --------------------    ------------------
     Net investment income from investment operations                                0.0037                0.0002
     Less dividends from net investment income                                      (0.0037)              (0.0002)
                                                                       --------------------    ------------------
     Net asset value at end of period                                  $             1.0000    $           1.0000
                                                                       ====================    ==================

     Total Return                                                                      0.37%                 0.02%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (thousands)                              $              210.8    $            476.7
     Ratio of expenses to average net assets before waiver *                           1.80%                 1.72%(b)
     Ratio of expenses to average net assets after waiver *                            1.54%                 0.99%(b)
     Ratio of net investment income to average net assets                              0.27%                 0.03%(b)

     (a) From the period November 5, 2003 (Commencement of Class) to May 31,
         2004.
     (b) Annualized.
     * Does not include expenses of the Reserve Primary Fund Class 8.

(6)  OTHER MATTERS

     Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Reserve Fund and Shareholders of Primary II
Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Primary II Fund (the "Fund", one of the portfolios constituting The Reserve
Fund) at May 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at May 31, 2005 by correspondence with the underlying fund's transfer agent, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
September 26, 2005

   THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS (UNAUDITED)

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Funds oversee 30 portfolios in the Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex.

INTERESTED TRUSTEE

                                                           TERM OF                          PRINCIPAL OCCUPATIONS
                                   POSITIONS            OFFICE** AND                           DURING THE LAST
NAME, ADDRESS, AGE              WITH THE FUNDS        LENGTH OF SERVICE                           FIVE YEARS
BRUCE R. BENT+*              Chairman, President,       Trustee since       President of Reserve Management Company, Inc.
Age: 68                      Treasurer and Chief          inception         ("RMCI"), Director and Chairman/Chief Executive
The Reserve Funds            Financial Officer                              Officer of Reserve Management Corporation ("RMC") and
1250 Broadway                                             Chairman          Chairman and Director of Resrv Partners, Inc.
New York, NY 10001                                       since 2000         ("RESRV") since 2000; Chairman and Director of Reserve
                                                                            International Liquidity Fund Ltd. since 1990.
                                                     President, Treasurer   Co-founder of The Reserve Fund ("RF") in 1970; officer
                                                     and Chief Financial    thereof since 1970.
                                                      Officer since 2005

* MR. BRUCE BENT IS AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN SECTION 2(a) (19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.

INDEPENDENT TRUSTEES

                                                           TERM OF                          PRINCIPAL OCCUPATIONS
                                   POSITIONS            OFFICE** AND                           DURING THE LAST
NAME, ADDRESS, AGE              WITH THE FUNDS        LENGTH OF SERVICE                           FIVE YEARS
EDWIN EHLERT, JR.            Trustee                    Trustee since       Retired. President, Premier Resources, Inc. (meeting
Age: 74                                                   inception         management firm) since 1987.
2517 Highway #35, Bldg. J
Manasquan, NJ 08736

WILLIAM J. MONTGORIS         Trustee                  Trustee since 1999    Retired since 1999. Chief Operating Officer of The
Age: 57                                                                     Bear Stearns Companies, Inc. from 1979 to 1999,
286 Gregory Road Franklin                                                   Director of Stage Stores, Inc. (retailing) since 2004.
Lakes, NJ 07417

OFFICERS WHO ARE NOT TRUSTEES

                                                           TERM OF                          PRINCIPAL OCCUPATIONS
                                   POSITIONS            OFFICE** AND                           DURING THE LAST
NAME, ADDRESS, AGE              WITH THE FUNDS        LENGTH OF SERVICE                           FIVE YEARS
BRUCE R. BENT II+            Co-Chief Executive          Since 2005         Senior Vice President, Secretary and Assistant
Age: 39                      Officer, Senior Vice                           Treasurer of RMCI, Senior Vice President, Secretary
Hallmark Funds               President and                Assistant         and Assistant Treasurer of RMC, and Secretary and
1250 Broadway                Assistant Treasurer       Treasurer since      Director of RESRV since 2000; Vice President of RMC,
New York, NY 10001                                          2000            RMCI and RESRV from 1992 to 2000; Former Trustee of
                                                                            Trusts in the Reserve/Hallmark fund complex.
                                                     Co-Chief Executive
                                                     Officer and Senior
                                                       Vice President
                                                         since 2005

ARTHUR T. BENT III+          Co-Chief Executive          Senior Vice        Chief Operating Officer/Treasurer, Senior Vice
Age: 37                      Officer, Senior Vice       President and       President and Assistant Secretary of RMCI; President,
Hallmark Funds               President and                Assistant         Treasurer and Assistant Secretary of RMC; Treasurer,
1250 Broadway                Assistant Secretary       Secretary since      Assistant Secretary and Director of RESRV since 2000;
New York, NY 10001                                          2000            Vice President RMC, RMCI and RESRV from 1997 to 2000.

                                                     Co-Chief Executive
                                                     Officer since 2005

DANIEL F. BARRY              Controller                  Since 2004         Vice President, Fund Acccounting and Administration
Age: 58                                                                     Services, The Bank of New York, from 2000 to 2004;
Hallmark Funds                                                              Senior Vice President and member of the Board of
1250 Broadway                                                               Trustees, Daiwa Securities Trust Company from 1990 to
New York, NY 10001                                                          2000.

AMY W. BIZAR                 Secretary                   Since 2003         Vice President and Senior Counsel, Banking and
Age: 59                                                                     Regulatory Affairs, GE Consumer Finance - Americas,
Hallmark Funds                                                              from 1998 to 2003.
1250 Broadway
New York, NY 10001

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS.

+ MR. BRUCE R. BENT IS THE FATHER OF MR. BRUCE R. BENT II AND MR. ARTHUR T. BENT III.

                       FEDERAL TAX INFORMATION (UNAUDITED)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the Federal Tax Status of dividends paid during the year. Accordingly, all dividends for each fund were ordinary income dividends.

                           EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2004 and held for the entire period ending May 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for either of the classes of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each class of the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

                                   BEGINNING ACCOUNT VALUE      ENDING ACCOUNT VALUE
                                       DECEMBER 1, 2004             MAY 31, 2005             EXPENSES PAID DURING PERIOD*
                                       ----------------             ------------             ----------------------------
QUAKER I RESERVE - MONEY MARKET

Actual                                 $       1,000.00             $   1,004.89                      $     4.79

Hypothetical                           $       1,000.00             $   1,019.90                      $     5.03

* Expenses are equal to the Fund's expense ratio of .96%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

QUAKER II RESERVE - MONEY MARKET

Actual                                 $       1,000.00             $   1,001.84                      $     7.68

Hypothetical                           $       1,000.00             $   1,016.87                      $     8.06

* Expenses are equal to the Fund's expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of the Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to securities in which the Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

The Quaker Reserve Money Market Account is offered by The Reserve Funds through Citco-Quaker Fund Services, Inc. Shares offered are shares of The Reserve Funds.


[QUAKER(R) FUNDS LOGO]

Distributor - Resrv Partners, Inc.
05/05.

Item 2.    Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant's code of ethics is filed herewith.

Item 3.    Audit Committee Financial Expert.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William Montgoris is the audit committee financial expert and is considered to be independent.

Item 4.    Principal Accountant Fees and Services.

(a) Audit Fees. The registrant paid the following amounts to PricewaterhouseCoopers, LLP, the registrant's principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the last two fiscal years:

            2005                          2004
            ----                          ----
         405,905                       253,782

* These amounts are included as part of the comprehensive management fees paid by the registrant and are not separate expenses.

(b) Not applicable.

(c) Tax Fees. The registrant paid the following amounts to PricewaterhouseCoopers, LLP, the registrant's principal accountant, for the preparation of tax returns, tax consultation, research and related items for the last two fiscal years:

            2005                          2004
            ----                          ----
               0                             0

* These amounts are included as part of the comprehensive management fees paid by the registrant and are not separate expenses.

(d) Not applicable.

(e) Before PricewaterhouseCoopers, LLP, the registrant's principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant's Audit Committee. Due to potential time constraints between meetings, the Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) Not applicable.

(g) The following table indicates the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

            2005                          2004
            ----                          ----
               0                             0

* These amounts are included as part of the comprehensive management fees paid by the registrant and are not separate expenses.

(h)  Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11.   Controls and Procedures.

(a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the fiscal period ended May 31, 2005, Fund management identified deficiencies in internal controls related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due the Registrant. Fund management discussed this matter with the Registrant's Audit Committee and independent auditors, and has instituted additional procedures to enhance its internal controls for the Registrant and will continue to strengthen the Registrant's overall control environment. There was no material impact to shareholders, fund net asset value or fund performance. These changes in internal controls over financial reporting have or are reasonably likely to have a material effect on such controls.

Item 12. Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Filed herewith.

(a)(2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

                                   SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Reserve Fund

By:        /s/ Bruce R. Bent II
           --------------------
           Name:  Bruce R. Bent II
           Title: Co-Chief Executive Officer

Date:      September 28, 2005

By:        /s/ Arthur T. Bent III
           ----------------------
           Name:  Arthur T. Bent III
           Title: Co-Chief Executive Officer

Date:      September 28, 2005


           Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:        /s/ Bruce R. Bent II
           --------------------
           Name:  Bruce R. Bent II
           Title: Co-Chief Executive Officer

Date:      September 28, 2005

By:        /s/ Arthur T. Bent III
           ----------------------
           Name:  Arthur T. Bent III
           Title: Co-Chief Executive Officer

Date:      September 28, 2005

By:        /s/ Bruce R. Bent
           -----------------
           Name:  Bruce R. Bent
           Title: Treasurer and Chief Financial Officer

Date:      September 28, 2005